ANNUAL SHAREHOLDER LETTER

MONTEAGLE FIXED INCOME FUND                                            FALL 2000

DEAR SHAREHOLDER,

As the new millennium begins a new era in history, so does the Monteagle Fixed Income Fund signal the start of a new fund for intermediate-term bond investors. Both events have brought forth great expectations.

As we began the year, the concern for most bond investors was the possibility of increasing inflation in the economy. The Federal Reserve Board had been paying close attention to the seemingly, never-ending robust economy resulting in tight labor markets and the potential for higher wages and prices. In response, the Federal Open Market Committee raised short-term interest rates three times since the beginning of 2000. The last raise coming in May has likely signaled the end of Fed tightening, but maintained the bias the Fed has had for combating inflation.

Bond prices in the intermediate and long-term markets acted positively to the last Fed increase. The bond market took comfort in the fact that the Fed had acted aggressively to avert a potential inflationary spiral. Most bond market participants correctly perceived that the Fed was probably done tightening for 2000 and no further action would be taken pending the outcome of the Presidential election in the fall.

Prior to the last Fed rate increase our proprietary bond market model (the "BMW" or Bond Market Watch) signaled a potential for lower interest rates. As interest rates fall bond prices rise, with intermediate and long-term bonds usually rising higher in price than shorter maturities. We acted upon this signal by lengthening our average maturity in the portfolio to take advantage of this anticipated interest rate drop. This strategy proved very beneficial to investors in the Fund. Intermediate-term interest rates have come down nearly 100 basis points since the beginning of the year.

The Fund also took advantage of wider interest rate or yield differences between the Treasury bond market and the corporate bond market. This yield rate difference, known as the "spread," caused high-grade corporate bonds to be more attractive on a total return basis than other bond market sectors.

Two factors will likely cause some market volatility in the near future. First, the outcome of the election, which may have long-term economic consequences; and second, the rise in world petroleum prices, which eventually work their way into the world's economies. As we take steps to keep portfolio volatility at a moderate level, we are confident in our ability and tools used to manage the Fund for the intermediate-term fixed income investor.

 Date         LB Int Gvt./Credit      Monteagle Fixed Income
                 Index - $10,487        - $10,454

     12/20/99        10,000.00        10,000.00
     12/31/99         9,967.00         9,976.25
      1/31/00         9,930.12         9,929.74
      2/29/00        10,011.55        10,004.40
      3/31/00        10,115.67        10,109.70
      4/28/00        10,092.40        10,085.23
      5/31/00        10,108.55        10,058.92
      6/30/00        10,286.46        10,240.10
      7/31/00        10,364.64        10,323.22
      8/31/00        10,486.94        10,453.73

THIS  GRAPH,  PREPARED  IN  ACCORDANCE  WITH  SEC  REGULATIONS,
COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED LEHMAN BROTHERS INTERMEDIATE TERM GVT./CREDIT BOND INDEX ON DECEMBER 20, 1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND LEHMAN BROTHERS INTERMEDIATE TERM GOV./CREDIT BOND INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/99 -8/31/00
                                   -----------------                    -----------------
MONTEAGLE FIXED INCOME                   4.49%                                4.54%
FUND

LB IT Gvt./Credit TR                     4.75%                                4.87%

Sincerely,

HOWE AND RUSLING

Thomas G. Rusling
President

MONTEAGLE LARGE-CAP FUND                                               FALL 2000

DEAR SHAREHOLDER,

The three main factors that have driven the bull market over the past several years have been low inflation, strong earnings growth, and an accommodative Federal Reserve. Two of those factors are no longer present. Monetary policy has become more restrictive, which has caused a slowdown in earnings growth.

The net result has been the most difficult equity markets in a decade. Technology stocks have been particularly hard hit with NASDAQ falling as much as 40% from its high, a bear market by any definition. Internet stocks were quite simply a disaster with many of the stocks falling over 80% from their highs.

Fortunately, we had taken some protective measures that mitigated the effect of the decline in tech stocks. First, we completely avoided the speculation in the "dot.coms" (now redubbed the "dot.bombs"). This was simply a function of following our discipline of investing in companies with consistent earnings growth selling at reasonable valuations.

In addition, our discipline indicated that the valuation of technology stocks, particularly compared to their "old economy" brethren, had become excessively high. As a result, we systematically reduced our holdings in technology stocks throughout the late winter and early spring. We currently have the lowest exposure in technology stocks that we have had in several years.

This leaves us in an excellent position to take advantage of increasingly attractive valuations in tech stocks. We still believe that technology is the growth engine for the economy and the best place for growth investors over time. Over the next several months we anticipate taking advantage of the wonderful opportunities the technology sell off has created.

Date          S&P 500 Index        Monteagle Large-Cap Fund
                 - $10,410          - $9,920

      1/18/00     10,000.00        10,000.00
      1/31/00      9,497.63         9,390.00
      2/29/00      9,318.02         9,430.00
      3/31/00     10,229.02         9,860.00
      4/28/00      9,921.39         9,630.00
      5/31/00      9,717.72         9,390.00
      6/30/00      9,957.32         9,430.00
      7/31/00      9,801.41         9,640.00
      8/31/00     10,409.87         9,920.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED S&P 500 INDEX ON JANUARY 18, 2000 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND S&P 500 INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                     1/18/00 -8/31/00
                                   -----------------                     ----------------
MONTEAGLE LARGE-CAP FUND                 5.20%                               (0.80)%
S&P 500 Index                            11.72%                               4.10%

Sincerely,

HOWE AND RUSLING

Thomas G. Rusling
President

MONTEAGLE OPPORTUNITY GROWTH FUND                                      FALL 2000

DEAR SHAREHOLDER,

 Date         S&P 500 Index     Monteagle Opportunity Growth Fund
               - $11,023         - $11,210

     12/20/99     10,000.00      10,000.00
     12/31/99     10,588.60      11,360.00
      1/31/00     10,056.66      11,400.00
      2/29/00      9,866.48      17,100.00
      3/31/00     10,831.10      13,710.00
      4/28/00     10,505.36      11,300.00
      5/31/00     10,289.70       9,270.00
      6/30/00     10,543.41      10,010.00
      7/31/00     10,378.32       9,480.00
      8/31/00     11,022.59      11,210.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED S&P 500 INDEX ON DECEMBER 20,1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND S&P 500 INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.


                                            PERFORMANCE

                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/00 -8/31/00
                                   -----------------                    -----------------
  MONTEAGLE OPPORTUNITY                 (34.44)%                              12.10%
       GROWTH FUND

      S&P 500 Index                      11.72%                               10.23%


Bears had the run of Wall Street for yet another quarter as investor concerns about skyrocketing energy prices, rising interest rates, and global inflation unsettled the markets.

The deflated "wealth effect," punctured by a collapsing stock market, where an estimated 60% of U.S. households are investors, has signified possibly larger problems for retailers as six interest rate increases, and the oil price surge are beginning to curb spending.

By most estimates, according to the The Wall Street Journal, the economy is "downshifting," and with it has come a flood of disappointing earnings pre-announcements. Not to be caught napping in this clearly hostile earnings environment, the NASDAQ composite index plunged 12.7% in September. It was the worst September in this index's 29-year history as the market dismantled some of the most visible names in corporate America -- a true-life "Ride of the Valkyries".

It is becoming clearer to investors that the second-half boom forecast by most analysts will not materialize. The debate, today, is whether the bull market is over, or merely pausing, before it resumes growth at a more moderate pace. By most estimates, technology stocks will continue to show the most consistent earnings and revenue growth and will lead the market, even in a period of slower economic growth. It is the direction of this leadership, up or down, that remains to be seen.

As of October 31, 2000, the Monteagle Opportunity Growth Fund is hedged on that question with about 12% of the portfolio held in technology stocks, 20% in energy stocks, and 21% in drug/healthcare stocks. The Fund holds about 47% in cash or cash equivalents.

Sincerely,


T.H. Fitzgerald, Jr.


MONTEAGLE VALUE FUND                                                   Fall 2000

DEAR SHAREHOLDER,

We are pleased to report a successful inaugural year ending August 31, 2000 for the Monteagle Value Fund. In the past twelve months, the financial markets have endured an extremely volatile period. Markets soared throughout 1999 and into early 2000 before higher short-term interest rates halted the market's climb in mid-March.

The Dow Jones Industrial Average and the NASDAQ have fallen 4.57% and 17.20% respectively through October 31, 2000, yet the twelve-month returns remain positive at +4.61% and 13.74% respectively. The markets reached the speculative phase in 1999 and continued on that track until excess liquidity dried up in March 2000.

Since its inception on December 20, 1999 registration date, the Monteagle Value Fund's price has risen from $10.00 to its October 31, 2000 price of $11.93 returning +19.3% for that period of time. For the same period of time, the Dow Jones Industrial Average and the NASDAQ are down 0.32% and 10.82% respectively. The Fund currently trades at 14.62 times 2000 earnings and has an estimated yield of 2.2%.

 Date        Russell 2000 Value Monteagle Value Fund
               Index - $11,978   - $11,660
     12/20/99     10,000.00     10,000.00
     12/31/99     10,482.75     10,250.00
      1/31/00     10,208.61      9,930.00
      2/29/00     10,832.56      9,240.00
      3/31/00     10,883.36     10,240.00
      4/28/00     10,947.76     10,200.00
      5/31/00     10,780.72     10,600.00
      6/30/00     11,095.72     10,610.00
      7/31/00     11,465.42     10,760.00
      8/31/00     11,978.01     11,660.00

THIS GRAPH, PREPARED IN ACCORDANCE WITH SEC REGULATIONS, COMPARES A $10,000 INVESTMENT IN THE FUND WITH A SIMILAR INVESTMENT IN THE UNMANAGED RUSSELL 2000 VALUE INDEX ON DECEMBER 20, 1999 HELD THROUGH AUGUST 31, 2000. RESULTS FOR THE FUND AND RUSSELL 2000 VALUE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IF ANY. THE FUND'S PERFORMANCE IS AFTER ALL FEES. THE INDEX DOES NOT HAVE ANY FEES. INVESTMENT RETURNS AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

                                            PERFORMANCE
                                       Six Month                        Total Return Since
                                                                            Inception

                                   2/29/00 - 8/31/00                    12/20/00 -8/31/00
                                   -----------------                    -----------------
MONTEAGLE VALUE FUND                     26.19%                               16.60%
Russell 2000 Value Index                 10.57%                               19.78%


The Federal Reserve worked to reduce excess liquidity in the markets as monetary growth slowed during the second and third quarter of 2000. Federal Reserve Chairman Alan Greenspan remains biased toward tightening. Higher energy prices and full employment are adding to the strain on the markets as inflationary pressures reduce investment returns.

The leadership in the equity markets for 2000 is concentrated in defense contractors, health care, savings and loans, natural gas, tobacco, hospital management, investment banks, and energy exploration companies. Groups that have significantly underperformed include containers, telecommunications, office equipment, steel, household furnishings, photography, aluminum and paper and forest products.

In the coming months, we believe the Federal Reserve will do what is necessary to orchestrate an economic soft landing. We believe that the Monteagle Value Fund is positioned to benefit from the current economic conditions and remain committed to buying companies which trade below average market valuations based on book values, price/earnings ratios and dividend yields.

In conclusion, the Monteagle Value Fund investment strategy remains to offer investors a lower risk portfolio of stocks producing positive investment returns over time.

Sincerely,


Russell L. Robinson
President

Robinson Investment Group


Monteagle Fixed Income Fund
Schedule of Investments - August 31, 2000
                                                                                 Principal
                                                                                    Amount                Value
CORPORATE BONDS - 39.8%
Archer Daniels Midland Co. 8.125%, 06/01/2012                                    1,000,000          $ 1,043,263
Caterpillar, Inc.  9.375%, 08/18/2011                                            1,000,000            1,133,425
ChaseManhattan Corp. 7.875%, 07/15/2006                                          1,050,000            1,078,161
Cit Group Holdings, Inc.  6.625%, 06/15/2005                                       850,000              819,013
Commercial Credit 10.00%, 12/01/2008                                             1,000,000            1,150,764
Daimler  Chrysler NA Holding 8.00%, 06/15/2010                                     500,000              513,404
Deutsche Telekom International 8.00%, 06/15/2010                                 1,000,000            1,014,283
Equifax, Inc.  6.50%, 06/15/2003                                                   500,000              492,210
Lehman Brothers Holdings, Inc.  7.875%, 11/01/2009                                 600,000              601,513
Maytag Corp. 7.61%, 03/3/2003                                                      250,000              248,967
MBIA, Inc. NT 9.375%, 02/15/2011                                                   376,000              418,914
MCI Communications Corp. 7.50%, 08/20/2004                                         550,000              554,626
Merrill Lynch & Co. Inc. 8.00%, 06/01/2007                                         500,000              514,790
Monsanto Co.  8.875%, 12/15/2009                                                   250,000              277,291
Morgan Stanley Dean Witter & Co. 8.00%, 06/15/2010                                 600,000              622,739
Norfolk Southern Corp. 7.750%, 08/15/2002                                          200,000              202,215
Vodafone Airtouch PLC  7.00%, 10/1/2003                                            500,000              495,474
Wal-Mart Stores, Inc. 6.875%, 08/10/2009                                           500,000              496,150
                                                                                               -----------------
                                                                                               -----------------

TOTAL CORPORATE BONDS  (Cost $11,709,613)                                                            11,677,202
                                                                                               -----------------
                                                                                               -----------------

MUNICIPAL OBLIGATIONS - 30.3%

Municipal Obligations (General) - 17.4%
Buffalo NY Pension Systems Services  8.50%, 08/15/2005                             500,000              528,075
Delaware River Port Authority  7.50%, 01/01/2012                                 1,500,000            1,500,135
Los Angeles County CA Pension Obligation Series D 5.92%,  06/30/2007             1,100,000            1,082,323
Mississippi  Street MS Farm Reform Act Series N & Ecomony
   Development Highway Act Series F 6.20%, 09/01/2010                              345,000              318,187
Morris TN 6.00%, 03/01/2007                                                        410,000              384,449
NJ Sports & Expos  7.37%, 03/01/2007                                               500,000              505,235
Tulare County CA Pension Obligation 7.31%, 08/15/2010                              800,000              799,944
                                                                                               -----------------
                                                                                               -----------------
                                                                                                      5,118,348
                                                                                               -----------------
                                                                                               -----------------
Monteagle Fixed Income Fund
Schedule of Investments - August 31, 2000 - continued

                                                                                 Principal
                                                                                    Amount                Value
MUNICIPAL OBLIGATIONS  - continued

Municipal Obligations (Revenue) - 12.9%
Atlanta & Fulton County GA Recreation Authority Downtown
   Arena project 6.625%, 12/01/2011                                                300,000            $ 283,734
Detroit MI Downtown Development Authority 6.30%, 0701/2010                         500,000              464,985
Harris County Houston Texas Sports Authority 6.15%, 11/15/2008                     300,000              279,843
LaGrange, GA  Development Authority  6.10%, 02/01/2010                             750,000              688,995
New York City, NY Transportation Finance Authority
   6.25%, 05/01/2009                                                               700,000              654,220
New York Street Environmental Facilities Corp. 6.66%, 03/15/2007                   950,000              922,678
New York Street Mortgage Agency  6.70%, 10/01/2004                                 500,000              493,540
                                                                                               -----------------
                                                                                               -----------------
                                                                                                      3,787,995
                                                                                               -----------------
                                                                                               -----------------

TOTAL MUNICIPAL OBLIGATIONS ( Cost $9,312,794)                                                        8,906,343
                                                                                               -----------------
                                                                                               -----------------

U.S. TREASURY AND AGENCY OBLIGATIONS - 27.1%
Federal Home Loan Bank 7.46%, 08/24/2006                                           500,000              496,955
Federal Home Loan Bank 6.120%, 08/26/2008                                          500,000              469,148
Federal Home Loan Bank 7.00%, 03/15/2010                                           450,000              453,918
Federal National Mortgage Association  6.04%, 02/25/2009                         1,000,000              927,227
Federal National Mortgage Association  6.58%, 12/17/2007                         1,200,000            1,161,713
Federal National Mortgage Association  6.60%, 03/11/2009                           850,000              817,004
Federal National Mortgage Association 6.56%, 11/26/2007                            675,000              650,325
US Treasury Notes 7.25%, 05/15/2004                                                100,000              103,812
US Treasury Notes 7.25%, 08/15/2004                                                400,000              416,625
US Treasury Notes 6.50%, 02/15/2010                                              1,000,000            1,044,063
US Treasury Notes 5.625%, 05/15/2008                                             1,275,000            1,250,297
US Treasury Notes 5.50%,  05/15/2009                                               150,000              145,828
                                                                                               -----------------
                                                                                               -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS  (Cost $8,133,003)                                           7,936,915
                                                                                               -----------------
                                                                                               -----------------

                                                                                 Principal
                                                                                    Amount                Value
Money Market Securities - 1.7%
Firstar Treasury Fund, 5.53% (a) (Cost $501,094)                                   501,094              501,094
                                                                                               -----------------
                                                                                               -----------------


TOTAL INVESTMENTS - 98.9% (Cost $29,656,504)                                                         29,021,554
                                                                                               -----------------
                                                                                               -----------------
Other assets less liabilities - 1.1%                                                                    324,387
                                                                                               -----------------
                                                                                               -----------------
TOTAL NET ASSETS - 100.0%                                                                          $ 29,345,941
                                                                                               =================
                                                                                               =================


(a) Floating rate security; the coupon rate shown represents the rate at August 31, 2000.

Monteagle Fixed Income Fund                                                              August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $29,656,504)                                                 $ 29,021,554
Receivable for fund shares sold                                                                   54,665
Interest receivable                                                                              431,999
                                                                                      -------------------
   Total assets                                                                               29,508,218

Liabilities
Accrued investment advisory fee                                          $ 28,431
Dividends payable                                                         133,846
                                                                 -----------------

   Total liabilities                                                                             162,277
                                                                                      -------------------

Net Assets                                                                                  $ 29,345,941
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                             $ 30,288,043
Accumulated net realized loss on investments                                                    (307,152)
Net unrealized depreciation on investments                                                      (634,950)
                                                                                      -------------------

Net Assets, for 2,915,703 shares                                                            $ 29,345,941
                                                                                      ===================

Net Assets
Offering price and redemption price per share ($29,345,941 / 2,915,703)                          $ 10.06
                                                                                      ===================

Monteagle Fixed Income Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Interest income                                                                                 $ 1,053,983
                                                                                          ------------------
Total Income                                                                                      1,053,983


Expenses
Investment advisory fee                                                       $ 235,276
Trustees' fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                            236,126
                                                                                          ------------------
Net Investment Income                                                                               817,857
                                                                                          ------------------

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                     (307,152)
Change in net unrealized appreciation
   on investment securities                                                     793,704
                                                                      ------------------
Net gain on investment securities                                                                   486,552
                                                                                          ------------------
Net increase in net assets resulting from operations                                            $ 1,304,409
                                                                                          ==================



Monteagle Fixed Income Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000



Increase (Decrease) in Net Assets
Operations
   Net investment income                                                              $ 817,857
   Net realized loss on investment securities                                          (307,152)
   Change in net unrealized appreciation                                                793,704
                                                                               -----------------
                                                                               -----------------
   Net increase in net assets resulting from operations                               1,304,409
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                        (1,131,991)
   From net realized gain                                                                     -
                                                                               -----------------
   Total distributions                                                               (1,131,991)
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                  31,244,919
   Shares issued in reinvestment of distributions                                        48,153
   Shares redeemed                                                                   (2,119,549)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           29,173,523
                                                                               -----------------
                                                                               -----------------
   Total increase in net assets                                                      29,345,941
                                                                               -----------------

Net Assets
   Beginning of period                                                                        -
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $0]                                                     $ 29,345,941
                                                                               =================


Monteagle Fixed Income Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.28
   Net realized and unrealized gain                         0.16
                                                   --------------
Total from investment operations                            0.44
                                                   --------------
Less Distributions
  From net investment income                               (0.38)
                                                   --------------
Total distributions                                        (0.38)
                                                   --------------
Net asset value, end of period                           $ 10.06
                                                   ==============

Total Return (a)                                           4.54%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 29,346
Ratio of expenses to average net assets                    1.15% (b)
Ratio of net investment income to
   average net assets                                      3.97% (b)
Portfolio turnover rate                                   58.87% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Large Cap Fund
Schedule of Investments - August 31, 2000

Common Stocks - 92.1%                                               Shares                         Value

Cement, Hydraulic - 4.0%
Southdown, Inc.                                                          8,270                       $ 518,943
                                                                                              -----------------
                                                                                              -----------------

Computer Communication Equipment - 4.3%
Cisco Systems, Inc. (a)                                                  8,050                         552,431
                                                                                              -----------------
                                                                                              -----------------

Computers & Office Equipment - 4.9%
Hewlett Packard Co.                                                      5,170                         624,278
                                                                                              -----------------
                                                                                              -----------------

Construction, Mining & Materials Handling - 4.0%
Dover Corp.                                                             10,600                         518,075
                                                                                              -----------------
                                                                                              -----------------

Diversified - Manufacturing - 4.7%
Tyco International, Ltd.                                                10,550                           601,350
                                                                                              -----------------
                                                                                              -----------------

Drug - Wholesale - 4.3%
Cardinal Health, Inc.                                                    6,740                          551,416
                                                                                              -----------------
                                                                                              -----------------

Insurance - 8.0%
American International Group, Inc.                                       6,600                         588,225
MGIC Investment Corp.                                                    7,330                         431,096
                                                                                              -----------------
                                                                                              -----------------
                                                                                                     1,019,321
                                                                                              -----------------
                                                                                              -----------------
National Commercial Banks - 4.7%
Citigroup, Inc.                                                         10,267                         599,317
                                                                                              -----------------
                                                                                              -----------------

Perfumes, Cosmetics & Other Toilet Preparations - 3.4%
Colgate-Palmolive Co.                                                    8,650                         440,609
                                                                                              -----------------
                                                                                              -----------------

Petroleum Refining - 3.8%
Shell Transportation & Trading Co. PLC  (c)                              9,590                         493,286
                                                                                              -----------------
                                                                                              -----------------

Pharmaceutical Preparations - 9.3%
Elan Corp. PLC  (a) (c)                                                 11,020                         642,604
Johnson & Johnson                                                        5,930                         545,189
                                                                                              -----------------
                                                                                              -----------------
                                                                                                     1,187,793
                                                                                              -----------------
                                                                                              -----------------
Retail - Lumber & Other Building Materials Dealers - 2.8%
Home Depot, Inc.                                                         7,360                         353,740
                                                                                              -----------------
                                                                                              -----------------

Retail - Variety Stores - 3.8%
Dollar Tree Stores, Inc. (a)                                            12,150                         492,834
                                                                                              -----------------
                                                                                              -----------------

Semiconductors - 4.0%
Fairchild Semiconductor International, Inc. (a)                         12,750                         506,813
                                                                                              -----------------
                                                                                              -----------------

Services-Computer Integrated Systems Design - 4.7%
General Electric, Inc.                                                  10,300                         604,481
                                                                                              -----------------
                                                                                              -----------------

Monteagle Large Cap Fund
Schedule of Investments - August 31, 2000 - continued

Common Stocks - continued                                           Shares                         Value

Services-Computer Processing & Data Preparations - 4.0%
First Data Corp.                                                        10,600                       $ 505,488
                                                                                              -----------------
                                                                                              -----------------

Services-Engineering, Accounting, Research - 4.0%
Paychex, Inc.                                                           11,350                         506,494
                                                                                              -----------------
                                                                                              -----------------

Specialty Industry Machinery - 4.6%
Applied Materials, Inc. (a)                                              6,870                         592,966
                                                                                              -----------------
                                                                                              -----------------

Telephone & Telegraph Apparatus - 6.8%
ADC Telecommunications, Inc. (a)                                        12,240                         501,075
Polycom, Inc. (a)                                                        3,300                         370,837
                                                                                              -----------------
                                                                                              -----------------
                                                                                                       871,912
                                                                                              -----------------
                                                                                              -----------------
Telephone Communications (No Radio Telephone) - 2.0%
Verizon Communications                                                   6,020                         262,622
                                                                                              -----------------
                                                                                              -----------------

TOTAL COMMON STOCKS (Cost $10,915,633 )                                                             11,804,169
                                                                                              -----------------
                                                                                              -----------------



                                                                   Principal
                                                                     Amount                         Value
Money Market Securities - 7.7%
Firstar Treasury Fund, 5.53% (b) (Cost $994,729)                       994,729                         994,729
                                                                                              -----------------
                                                                                              -----------------

TOTAL INVESTMENTS - 99.8% (Cost $11,910,362)                                                        12,798,898
                                                                                              -----------------
                                                                                              -----------------
Other assets less liabilities - 0.2%                                                                    20,893
                                                                                              -----------------
                                                                                              -----------------
Total Net Assets - 100.0%                                                                         $ 12,819,791
                                                                                              =================

(a) Non-Income Producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.
(c) American Depository Receipt


Monteagle Large Cap Fund                                                               August 31, 2000
Statement of Assests & Liabilities for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000
Assets
Investment in securities (cost $11,910,362)                                               $ 12,798,898
Interest receivable                                                                              4,820
Dividends receivable                                                                             8,537
Receivable for fund shares sold                                                                 20,438
                                                                                     ------------------
   Total assets                                                                             12,832,693

Liabilities
Accrued investment advisory fee                                          $ 12,902
                                                                 -----------------

   Total liabilities                                                                            12,902
                                                                                     ------------------

Net Assets                                                                                $ 12,819,791
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 12,397,674
Accumulated undistributed net investment income                                                  3,613
Accumulated net realized loss on investments                                                  (470,032)
Net unrealized appreciation on investments                                                     888,536
                                                                                     ------------------

Net Assets, for 1,292,935 shares                                                          $ 12,819,791
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($  12,819,791 / 1,292,935)                       $ 9.92
                                                                                     ==================

Monteagle Large Cap Fund
Statement of Operations for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                 $ 32,992
Interest income                                                                                   18,511
                                                                                          ---------------
Total Income                                                                                      51,503


Expenses
Investment advisory fee                                                        $ 47,040
Trustees' Fee                                                                       850
                                                                      ------------------
Total operating expenses                                                                          47,890
                                                                                          ---------------
Net Investment Income                                                                              3,613

Realized & Unrealized Gain (Loss)
Net realized loss on investment securities                                     (470,032)
Change in net unrealized appreciation
   on investment securities                                                     888,536
                                                                      ------------------
Net gain on investment securities                                                                418,504
                                                                                          ---------------
Net increase in net assets resulting from operations                                           $ 422,117
                                                                                          ===============

Monteagle Large Cap Fund
Statement of Changes in Net Assets for the period January 18, 2000
   (Commencement of Operations) to August 31,  2000


Increase (Decrease) in Net Assets
Operations
   Net investment income                                                                $ 3,613
   Net realized loss on investment securities                                          (470,032)
   Change in net unrealized appreciation                                                888,536
                                                                               -----------------
                                                                               -----------------
   Net increase in net assets resulting from operations                                 422,117
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                               -----------------
                                                                               -----------------
   Total distributions                                                                        0
                                                                               -----------------
Share Transactions
   Net proceeds from sale of shares                                                  12,609,433
   Shares issued in reinvestment of distributions                                             0
   Shares redeemed                                                                     (211,759)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           12,397,674
                                                                               -----------------
                                                                               -----------------
   Total increase in net assets                                                      12,819,791
                                                                               -----------------

Net Assets
   Beginning of period                                                                        0
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $3,613]                                                 $ 12,819,791
                                                                               =================

Monteagle Large Cap Fund
Financial Highlights for the period January 18, 2000
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                             0.01
   Net realized and unrealized gain (loss)                 (0.09)
                                                   --------------
Total from investment operations                           (0.08)
                                                   --------------
Less Distributions
  From net investment income                                0.00
  From realized gain                                        0.00
                                                   --------------
                                                   --------------
Total distributions                                         0.00
                                                   --------------
Net asset value, end of period                            $ 9.92
                                                   ==============

Total Return                                             (0.80)% (a)

Ratios and Supplemental Data
Net assets, end of period (000)                           12,820
Ratio of expenses to average net assets                    1.27% (b)
Ratio of net investment income to
   average net assets                                      0.10% (b)
Portfolio turnover rate                                   68.00% (b)


(a)  For a period of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Opportunity Growth Fund
Schedule of Investments - August 31,  2000

Common Stocks - 91.1%                                              Shares                           Value

Cogeneration Services & Small Power Products  - 3.1%
Calpine Corp. (a)                                                       23,100                      $ 2,286,900
                                                                                              ------------------
                                                                                              ------------------

Communications Equipment - 10.0%
Extreme Networks, Inc. (a)                                              30,400                        2,829,100
Juniper Networks, Inc. (a)                                              15,700                        3,355,875
MRV Communications, Inc. (a)                                            17,500                        1,348,593
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      7,533,568
                                                                                              ------------------
                                                                                              ------------------
Electronic Components, NEC -  5.5%
Power-One, Inc. (a)                                                     26,200                        4,151,063
                                                                                              ------------------
                                                                                              ------------------

Electronic Computers - 1.4%
Sun Microsystems, Inc. (a)                                               8,200                        1,040,888
                                                                                              ------------------
                                                                                              ------------------

Glass, Glassware, Pressed or Blown -  3.4%
Corning, Inc.                                                            7,800                        2,557,913
                                                                                              ------------------
                                                                                              ------------------

Laboratory Analytical Instruments  - 4.0%
Newport Corp.                                                           18,200                        2,893,800
                                                                                              ------------------
                                                                                              ------------------

Oil and Natural Gas - 2.8%
Anadarko Petroleum Corp.                                                32,400                        2,130,948
                                                                                              ------------------
                                                                                              ------------------

Pharmaceutical Preparations - 1.3%
Barr Laboratories, Inc. (a)                                             13,600                          965,600
                                                                                              ------------------
                                                                                              ------------------

Printed Circuit Boards - 10.0%
Sanmina Corp. (a)                                                       35,600                        4,200,800
Plexus Corp. (a)                                                        21,500                        3,327,125
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      7,527,925
                                                                                              ------------------
                                                                                              ------------------
Semiconductors - 24.4%
PMC Sierra, Inc. (a)                                                     7,300                        1,722,800
Applied Micro Circuits Corp. (a)                                        16,900                        3,429,643
Broadcom Corp. (a)                                                      16,900                        4,225,000
Integrated Devise Technology, Inc. (a)                                  23,300                        2,044,575
SDL, Inc. (a)                                                            7,000                        2,781,188
Semtech Corp. (a)                                                        8,700                        1,030,406
JDS Uniphase Corp. (a)                                                  25,000                        3,112,109
                                                                                              ------------------
                                                                                              ------------------
                                                                                                     18,345,721
                                                                                              ------------------
                                                                                              ------------------
Services - Business Services, NEC - 3.5%
Redback Networks, Inc. (a)                                              17,700                        2,643,938
                                                                                              ------------------
                                                                                              ------------------

Services-Commercial Physical & Biological Research - 4.1%
Celgene Corp. (a)                                                       20,000                        1,480,000
Quest Diagnostics, Inc. (a)                                             12,800                        1,584,000
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      3,064,000
                                                                                              ------------------
                                                                                              ------------------
Monteagle Opportunity Growth Fund
Schedule of Investments - August 31,  2000 - continued


Common Stocks - continued                                           Shares                          Value

Services - Medical Laboratories - 3.7%
Laboratory Corp. of American Holdings (a)                               23,600                      $ 2,792,175
                                                                                              ------------------
                                                                                              ------------------

Services-Prepackaged Software - 7.6%
Brocade Communications Systems, Inc. (a)                                10,400                        2,348,450
Check Point Software Technologies Ltd. (a)                              11,200                        1,633,100
Siebel Systems, Inc. (a)                                                 8,900                        1,760,531
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      5,742,081
                                                                                              ------------------
                                                                                              ------------------
Telephone & Telegraph Apparatus - 6.3%
ADC Telecommunications, Inc. (a)                                        81,400                        3,332,312
Nortel Networks Corp.                                                   17,400                        1,419,188
                                                                                              ------------------
                                                                                              ------------------
                                                                                                      4,751,500
                                                                                              ------------------
                                                                                              ------------------

TOTAL COMMON STOCKS (Cost $53,301,410)                                                               68,428,020
                                                                                              ------------------
                                                                                              ------------------

                                                                  Principal
                                                                    Amount
Money Market Securities - 11.5 %
Firstar Treasury Fund, 5.53% (b) (Cost $8,637,824)                   8,637,824                        8,637,824
                                                                                              ------------------
                                                                                              ------------------

TOTAL INVESTMENTS - 102.6% (Cost $61,939,234)                                                        77,065,844
                                                                                              ------------------
                                                                                              ------------------
Liabilities in excess of other assets - (2.6%)                                                       (1,964,149)
                                                                                              ------------------
                                                                                              ------------------
Total Net Assets - 100.0%                                                                          $ 75,101,695
                                                                                              ==================


(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.


Monteagle Opportunity Growth Fund                                                      August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $61,939,234)                                               $ 77,065,844
Receivable for fund shares sold                                                              2,413,445
Dividends receivable                                                                             1,730
Interest receivable                                                                             71,723
                                                                                     ------------------
   Total assets                                                                             79,552,742

Liabilities
Accrued investment advisory fee                                          $ 72,248
Payable for investments purchased                                       4,378,799
                                                                 -----------------

   Total liabilities                                                                         4,451,047
                                                                                     ------------------

Net Assets                                                                                $ 75,101,695
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 43,001,812
Accumulated net realized gain on investments                                                16,973,273
Net unrealized appreciation on investments                                                  15,126,610
                                                                                     ------------------

Net Assets, for 6,701,952 shares                                                          $ 75,101,695
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($75,101,695/6,701,952)                          $ 11.21
                                                                                     ==================

Monteagle Opportunity Growth Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                    $ 7,880
Interest income                                                                                    403,929
                                                                                          -----------------
Total Income                                                                                       411,809


Expenses
Investment advisory fee                                                       $ 710,649
Trustees' fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                           711,499
                                                                                          -----------------
Net Investment Loss                                                                               (299,690)
                                                                                          -----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                   17,272,963
Change in net unrealized depreciation
   on investment securities                                                  (7,919,048)
                                                                      ------------------
Net gain on investment securities                                                                9,353,915
                                                                                          -----------------
Net increase in net assets resulting from operations                                           $ 9,054,225
                                                                                          =================

Monteagle Opportunity Growth Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Increase (Decrease) in Net Assets
Operations
   Net investment loss                                                                 $ (299,690)
   Net realized gain on investment securities                                          17,272,963
   Change in net unrealized depreciation                                               (7,919,048)
                                                                               -------------------
                                                                               -------------------
   Net increase in net assets resulting from operations                                 9,054,225
                                                                               -------------------
Distributions to shareholders
   From net investment income                                                                   0
   From net realized gain                                                                       0
                                                                               -------------------
                                                                               -------------------
   Total distributions                                                                          0
                                                                               -------------------
Share Transactions
   Net proceeds from sale of shares                                                    87,385,790
   Shares issued in reinvestment of distributions                                               0
   Shares redeemed                                                                    (21,338,320)
                                                                               -------------------
Net increase in net assets resulting
   from share transactions                                                             66,047,470
                                                                               -------------------
                                                                               -------------------
   Total increase in net assets                                                        75,101,695
                                                                               -------------------

Net Assets
   Beginning of period                                                                          0
                                                                               -------------------
   End of period [including undistributed accumulated net
      investment income of $0]                                                       $ 75,101,695
                                                                               ===================

Monteagle Opportunity Growth Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000



Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment loss                                     (0.04)
   Net realized and unrealized gain                         1.25
                                                   --------------
                                                   --------------
Total from investment operations                            1.21
                                                   --------------
Less Distributions
   From net investment income                                  0
   From net realized gain                                      0
                                                   --------------
                                                   --------------
Total Distributions                                            0
                                                   --------------

Net asset value, end of period                           $ 11.21
                                                   ==============

Total Return (a)                                          12.10%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 75,102
Ratio of expenses to average net assets                    1.27% (b)
Ratio of net investment income to
   average net assets                                    (0.53)% (b)
Portfolio turnover rate                                  605.41% (b)

(a)  For period of less than a full year, total return is not annualized.
(b)  Annualized

Monteagle Value Fund
Schedule of Investments - August 31, 2000

Common Stocks - 95.7%                                              Shares                         Value

Aeronautical Systems - 2.8%
Litton Industries, Inc. (a)                                            10,000                       $ 553,125
                                                                                             -----------------
                                                                                             -----------------

Air Transportation Scheduled - 3.8%
AMR Corp. Delaware (a)                                                  8,000                         262,500
Delta Airlines, Inc.                                                   10,000                         495,000
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      757,500
                                                                                             -----------------
                                                                                             -----------------
Aircraft - 2.6%
Northrop Grumman Corp.                                                  6,500                         505,781
                                                                                             -----------------
                                                                                             -----------------

Asset Backed Securities - 6.3%
Amsouth Bancorp.                                                       21,000                         383,250
Bank of America Corp.                                                  16,225                         869,052
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,252,302
                                                                                             -----------------
                                                                                             -----------------
Auto Controls For Regulating Residential - 2.7%
Honeywell International, Inc.                                          13,700                         528,306
                                                                                             -----------------
                                                                                             -----------------

Chemicals - 4.7%
Dow Chemical Co.                                                       15,000                         392,813
Great Lakes Chemical Corp.                                              5,000                         168,750
ICN Pharmaceuticals, Inc.                                              13,000                         368,062
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      929,625
                                                                                             -----------------
                                                                                             -----------------
Communications Equipment - 1.8%
Motorola, Inc.                                                         10,000                         360,625
                                                                                             -----------------
                                                                                             -----------------

Consumer Products - 4.5%
Nashua Corp.                                                           40,000                         325,000
Procter & Gamble Co.                                                    9,000                         556,312
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      881,312
                                                                                             -----------------
                                                                                             -----------------
Depository Banking - 3.3%
Concord EFS, Inc. (a)                                                  20,500                         658,563
                                                                                             -----------------
                                                                                             -----------------

Electric Services - 5.7%
TXU Corp.                                                              12,000                         419,250
Western Resources, Inc.                                                35,000                         700,000
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,119,250
                                                                                             -----------------
                                                                                             -----------------
Engines & Turbines - 1.6%
McDermott International, Inc.                                          40,000                         307,500
                                                                                             -----------------
                                                                                             -----------------

Financial Services - 3.5%
Raymond James Financial, Inc.                                          24,500                         698,250
                                                                                             -----------------
                                                                                             -----------------

Health Products & Services - 3.3%
Quorum Health Group, Inc. (a)                                          51,000                         656,625
                                                                                             -----------------
                                                                                             -----------------


Monteagle Value Fund
Schedule of Investments - August 31, 2000  - continued

Common Stocks - continued                                          Shares                         Value

Industrial Instruments - 1.9%
Rockwell International Corp.                                            9,400                       $ 380,112
                                                                                             -----------------
                                                                                             -----------------

Insurance - 4.4%
Safeco Corp.                                                           18,000                         473,625
Torchmark Corp.                                                        14,000                         392,875
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      866,500
                                                                                             -----------------
                                                                                             -----------------
Motor Vehicles  - 3.7%
General Motors Corp.                                                   10,000                         721,875
                                                                                             -----------------
                                                                                             -----------------

National Commercial Banks - 9.6%
Bank One Corp.                                                          8,000                         282,000
First Tennessee National Corp.                                         27,100                         596,200
First Union Corp.                                                      15,200                         439,850
Regions Financial Corp.                                                26,700                         580,725
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,898,775
                                                                                             -----------------
                                                                                             -----------------
Oil & Gas Filed Machinery & Equipment - 1.1%
Friede Goldman Halter, Inc. (a)                                        40,000                         225,000
                                                                                             -----------------
                                                                                             -----------------

Pharmaceutical Preparations - 2.0%
Bristol-Myers Squibb, Inc.                                              7,500                         397,500
                                                                                             -----------------
                                                                                             -----------------

Photographic Equipment & Supplies - 1.9%
Xerox Corp.                                                            23,000                         369,438
                                                                                             -----------------
                                                                                             -----------------

Publishing or Printing - 1.7%
Knight Ridder, Inc.                                                     6,300                         344,138
                                                                                             -----------------
                                                                                             -----------------

Railroads, Line Haul Operating - 3.7%
CSX Corp.                                                              30,500                         728,188
                                                                                             -----------------
                                                                                             -----------------

Retail - Department Stores - 1.0%
Saks, Inc. (a)                                                         19,000                         190,000
                                                                                             -----------------
                                                                                             -----------------

Retail-Drug Stores & Proprietary Stores - 1.0%
Rite Aid Corp. (a)                                                     48,000                         192,000
                                                                                             -----------------
                                                                                             -----------------

Security Brokers, Dealers & Flotation Companies - 2.6%
Knight Trading Group, Inc. (a)                                         16,000                         502,000
                                                                                             -----------------
                                                                                             -----------------

Monteagle Value Fund
Schedule of Investments - August 31, 2000  - continued

Common Stocks - continued                                          Shares                         Value

State Commercial Banks - 4.0%
Summit Bancorp.                                                        15,000                       $ 415,312
SunTrust Banks, Inc.                                                    7,500                         370,312
                                                                                             -----------------
                                                                                             -----------------
                                                                                                      785,624
                                                                                             -----------------
                                                                                             -----------------
Surgical & Medical Instruments & Apparatus - 2.3%
Becton Dickinson & Co.                                                 15,000                         451,875
                                                                                             -----------------
                                                                                             -----------------

Telephone Communications (No Radio Telephone) - 5.7%
AT&T Corp.                                                             16,300                         513,450
Lucent Technologies, Inc.                                               1,000                          41,813
Verizon Communications                                                 13,000                         567,125
                                                                                             -----------------
                                                                                             -----------------
                                                                                                    1,122,388
                                                                                             -----------------
                                                                                             -----------------
Water Supply - 2.5%
American Water Works, Inc.                                             20,500                         502,250
                                                                                             -----------------
                                                                                             -----------------


TOTAL COMMON STOCKS (Cost $18,618,368)                                                             18,886,427
                                                                                             -----------------
                                                                                             -----------------

                                                                  Principal
                                                                   Amount
Money Market Securities - 4.1%
Firstar Treasury Fund, 5.53% (b) (Cost $801,731)                      801,731                         801,731
                                                                                             -----------------
                                                                                             -----------------

TOTAL INVESTMENTS - 99.8% (Cost $19,420,099)                                                       19,688,158
                                                                                             -----------------
                                                                                             -----------------
Other assets less liabilities - 0.2%                                                                   46,049
                                                                                             -----------------
                                                                                             -----------------
Total Net Assets - 100.0%                                                                        $ 19,734,207
                                                                                             =================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2000.

Monteagle Value Fund                                                                   August 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities (cost $19,420,099)                                               $ 19,688,158
Cash                                                                                             6,523
Dividends receivable                                                                            43,636
Interest receivable                                                                              7,187
Receivable for fund shares sold                                                                 11,000
                                                                                     ------------------
   Total assets                                                                             19,756,504

Liabilities
Accrued investment advisory fee                                          $ 22,297
                                                                 -----------------

   Total liabilities                                                                            22,297
                                                                                     ------------------

Net Assets                                                                                $ 19,734,207
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 18,985,790
Accumulated undistributed net investment income                                                 98,396
Accumulated net realized gain on investments                                                   381,962
Net unrealized appreciation on investments                                                     268,059
                                                                                     ------------------

Net Assets, for 1,693,196 shares                                                          $ 19,734,207
                                                                                     ==================

Net Assets
Offering price and redemption price per share ($19,734,207 / 1,693,196)                        $ 11.66
                                                                                     ==================


Monteagle Value Fund
Statement of Operations for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Investment Income
Dividend income                                                                                 $ 229,957
Interest income                                                                                    41,283
                                                                                          ----------------
Total Income                                                                                      271,240


Expenses
Investment advisory fee                                                       $ 171,994
Trustee's fees                                                                      850
                                                                      ------------------
Total operating expenses                                                                          172,844
                                                                                          ----------------
Net Investment Income                                                                              98,396
                                                                                          ----------------

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                                      381,962
Change in net unrealized appreciation
   on investment securities                                                   2,411,473
                                                                      ------------------
Net gain on investment securities                                                               2,793,435
                                                                                          ----------------
Net increase in net assets resulting from operations                                          $ 2,891,831
                                                                                          ================

Monteagle Value Fund
Statement of Changes in Net Assets for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000


Increase (Decrease) in Net Assets
Operations
   Net investment income                                                               $ 98,396
   Net realized gain on investment securities                                           381,962
   Change in net unrealized appreciation                                              2,411,473
                                                                               -----------------
   Net increase in net assets resulting from operations                               2,891,831
                                                                               -----------------
Distributions to shareholders
   From net investment income                                                                 0
   From net realized gain                                                                     0
                                                                               -----------------
   Total distributions                                                                        0
                                                                               -----------------
Share Transactions                                                                            0
   Net proceeds from sale of shares                                                  18,835,833
   Shares issued in reinvestment of distributions                                             0
   Shares redeemed                                                                   (1,993,457)
                                                                               -----------------
Net increase in net assets resulting
   from share transactions                                                           16,842,376
                                                                               -----------------
   Total increase in net assets                                                      19,734,207
                                                                               -----------------

Net Assets
   Beginning of period                                                                        0
                                                                               -----------------
   End of period [including accumulated undistributed net
      investment income of $98,396]                                                $ 19,734,207
                                                                               =================

Monteagle Value Fund
Financial Highlights for the period December 20, 1999
   (Commencement of Operations) to August 31, 2000

Selected Per Share Data
Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.06
   Net realized and unrealized gain                         1.60
                                                   --------------
                                                   --------------
Total from investment operations                            1.66
                                                   --------------
Less Distributions
   From net investment income                               0.00
   From net realized gain                                   0.00
                                                   --------------
                                                   --------------
Total Distributions                                         0.00
                                                   --------------
Net asset value, end of period                           $ 11.66
                                                   ==============

Total Return (a)                                          16.60%

Ratios and Supplemental Data
Net assets, end of period (000)                         $ 19,734
Ratio of expenses to average net assets                    1.36% (b)
Ratio of net investment income to
   average net assets                                      0.77% (b)
Portfolio turnover rate                                  375.67% (b)

(a)  For periods of less than a full year, total return is not annualized.
(b)  Annualized

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund, and Monteagle Large Cap Fund (each a "Fund" or collectively, the "Funds") were organized as series of AmeriPrime Advisers Trust (the "Trust") on August 3, 1999. The Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, and Monteagle Value Fund, commenced operations on December 20, 1999, and the Monteagle Large Cap Fund commenced operations on January 18, 2000. Prior to December 20, 1999 the Monteagle Fixed Income, Monteagle Opportunity Growth, and the Monteagle Value Funds were a collection of trusts at First Farmers & Merchants National Bank. On December 20, 1999 these trusts transferred their assets to the Monteagle Funds in a tax-free exchange where the trusts received in return an amount of shares of the Funds equal to the market value of the assets transferred to the Funds. The Funds retained the historical cost basis of the securities that were transferred and as a result the Funds had unrealized gains and losses on the securities that were transferred. The following table represents components of net assets at December 20, 1999:

                     FUND                                 UNREALIZED                PAID-IN CAPITAL
                                                  APPRECIATION/(DEPRECIATION)

          Monteagle Fixed Income                         $ (1,428,654)                $31,140,824
          Monteagle Opportunity Growth                   $ 23,045,658                 $46,689,282
          Monteagle Value                                $ (2,143,415)                $20,679,002

The investment objective of the Monteagle Fixed Income Fund is total return and the investment objective of the other Funds is to provide long-term growth of capital. The Monteagle Opportunity Growth Fund is a non-diversified series of the Trust. The Monteagle Fixed Income Fund, the Monteagle Large Cap Fund, and the Monteagle Value Fund are diversified series of the Trust. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATIONS- Securities, that are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUE

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

FEDERAL INCOME TAXES- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

DIVIDENDS AND DISTRIBUTIONS- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

OTHER- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains for the Opportunity Growth Fund, and to paid-in capital for the Fixed Income Fund.

NOTE 3.  CHANGE IN ACCOUNTING PRINCIPLE

Fixed income securities normally will be amortized/accreted over the respective life of the securities. Long-term debt securities that were transferred-in-kind and used as the basis for the initial subscription into the Fixed Income Fund had not been amortized/accreted from their initial purchase date. As a result, the Fixed Income Fund has made amortization and accretion adjustments accordingly. The cumulative effect of this accounting change had no impact on total net assets of the Fixed Income Fund, but resulted in a $317,154 reduction in cost of securities and a corresponding $317,154 decrease in net unrealized depreciation, based on securities transferred into the Fund on December 20, 1999.

The effect of the change for the period ended August 31, 2000 was to decrease net investment income by $317,154, resulting in a reclassification to paid-in capital for the Fixed Income Fund.

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Funds, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Fund's respective applicable adviser set forth below. Nashville Capital Corporation was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions. Each Fund is authorized to pay the investment manager a fee based on average daily net assets at the following rates:

           Assets                  Opportunity Growth               Value            Fixed Income       Large Cap
           ------                  ------------------               -----            ------------       ---------
Up to and
   including $25 million                  1.35%                     1.35%               1.15%             1.25%
From $25 up to and
   including $50 million                  1.30%                     1.25%               1.10%             1.13%
From $50 up to and
Over $100 million                         1.10%                     1.00%               0.90%             0.95%


                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUE

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Under the terms of each Fund's management agreement (the "Agreement"), the investment manager manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except brokerage commissions, taxes, borrowing costs, fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the investment manager. For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000, the investment manager received fees of $235,276, $710,649, and $171,994 from the Fixed Income, Opportunity Growth, and Value Funds, respectively. For the period January 18, 2000 (commencement of operations of the Large Cap Fund) through August 31, 2000, the investment manager received a fee of $47,040 from the Large Cap Fund.

LARGE CAP FUND AND FIXED INCOME FUND. The investment manager has retained Howe and Rusling, Inc. to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee are primarily responsible for the day-to-day management of the Funds. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

For the period December 20, 1999 (commencement of operations of the Fixed Income
Fund) through August 31, 2000, the adviser received a fee of $60,228 from Nashville Capital Corporation for the Fixed Income Fund. For the period January 18, 2000 (commencement of operations of the Large Cap Fund) through August 31, 2000, the adviser received a fee of $15,054 from Nashville Capital Corporation for the Large Cap Fund.

OPPORTUNITY GROWTH FUND The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since it's founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Fund. Nashville Capital has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, and 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater. For the period December 20, 1999 (commencement of operations of the Opportunity Growth Fund) through August 31, 2000, the adviser received a fee of $321,945 from Nashville Capital Corporation for the Opportunity Growth Fund.

VALUE FUND. The investment manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Russell is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital has agreed to pay Russell Investment Group an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater. For the period December 20, 1999 (commencement of operations of the Value Fund) through August 31, 2000, the adviser received a fee of $76,442 from Nashville Capital Corporation for the Value Fund.

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

Each Fund retains AmeriPrime Financial Services, Inc. ("the Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide each Fund with administrative services including all regulatory reporting and necessary office equipment and personnel.

The Administrator receives a monthly fee from Nashville Capital Corporation equal to an annual average rate of 0.10% of each Fund's average daily net assets up to $50 million dollars, 0.075% of each Fund's average daily net assets from $50 million to $100 million dollars and 0.050% of each fund's average daily net assets over $100 million dollars. For the period December 20, 1999 (commencement of operations of Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000, the Administrator received fees of $20,651, $56,182, and $12,812 from Nashville Capital Corporation for administrative services provided to the Fixed Income, Opportunity Growth, Value Funds, respectively. For the period January 18, 2000 (commencement of operations of Large Cap Fund through August 31, 2000, the Administrator received fees of $3,888 from Nashville Capital Corporation for administrative services provided to the Large Cap Fund.

Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor") to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the period December 20, 1999 (commencement of operations) through August 31, 2000 for the Fixed Income, Opportunity Growth, and Value Funds, respectively. There were no payments made to the Distributor for the period January 18, 2000 (commencement of operations) through August 31, 2000 for the Large Cap Fund. Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

Each Fund retains Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 43204, and acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account answers shareholders inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions.

For its services as transfer agent, Unified receives a monthly fee from the Funds of $1.20 per shareholder (subject to a minimum monthly fee of $900). For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000 and for the period of January 19, 2000 (commencement of operations for Large Cap Fund) through August 31, 2000, Unified received fees of $10,013, $10,022, and $9,907 from Nashville Capital Corporation for transfer agent services provided to the Fixed Income, Opportunity Growth, and Value Funds, respectively and $8,993 for the Large Cap Fund. In addition, Unified provides each Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Nashville Capital Corporation equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million and 0.020% of each Fund's assets over $300 million (subject to various minimum fees, the maximum being $2,100 per month for assets of $20 to $100 million). For the period December 20, 1999 (commencement of operations of the Fixed Income, Opportunity Growth, and Value Funds) through August 31, 2000 and for the period of January 18, 2000 (commencement of operations for Large Cap Fund) through August 31, 2000, Unified received fees of $17,319, $17,961, and $15,102 for fund accounting services provided to the Fixed Income, Opportunity Growth, and Value Funds, respectively, and a fee of $8,205 for fund accounting services provided to the Large Cap Fund.

NOTE 5.  SHARE TRANSACTIONS

FIXED INCOME FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $30,288,043.
                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 5.  SHARE TRANSACTIONS - CONTINUED

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                     3,125,249                       31,244,919
Shares issued from
Reinvested of Dividend                              4,860                           48,153
Shares redeemed                                  (214,406)                      (2,119,549)
                                         -------------------               --------------------
                                                2,915,703                      $29,173,523
                                         ===================               ====================

OPPORTUNITY GROWTH FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $43,001,812.

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      8,618,264                       87,385,790
Shares redeemed                                 (1,916,312)                     (21,338,320)
                                                -----------                     ------------
                                                 6,701,952                      $66,047,470
                                                ===========                     ============

VALUE FUND. As of August 31, 2000 there was an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $18,985,790.

Transactions in shares were as follows:

                                                        FOR THE PERIOD DECEMBER 20, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      1,883,761                      18,835,833
Shares redeemed                                   (190,565)                     (1,993,457)
                                              --------------                   ------------
                                                 1,693,196                     $16,842,376
                                              ==============                   ============

LARGE CAP FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $12,397,674.

Transactions in shares were as follows:

                                                        FOR THE PERIOD JANUARY 18, 1999
                                                          (COMMENCEMENT OF OPERATIONS)
                                                               TO AUGUST 31, 2000
                                                  SHARES                         DOLLARS

Shares sold                                      1,315,309                      $12,609,433
Shares redeemed                                    (22,374)                        (211,759)
                                              -------------                     ------------
                                                 1,292,935                      $12,397,674
                                              =============                     ============

                                 MONTEAGLE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 6.  INVESTMENTS

FIXED INCOME FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $13,891,412 and $11,620,723, respectively. The gross unrealized appreciation for all securities totaled $192,954 and the gross unrealized depreciation for all securities totaled $827,904 for a net unrealized depreciation of $634,950. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $29,656,504.

OPPORTUNITY GROWTH FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $286,287,871 and $295,567,172, respectively. The gross unrealized appreciation for all securities totaled $15,302,746 and the gross unrealized depreciation for all securities totaled $176,136 for a net unrealized appreciation of $15,126,610. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $61,939,234.

VALUE FUND. For the period December 20, 1999 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $44,428,304 and $45,753,100, respectively. The gross unrealized appreciation for all securities totaled $1,458,256 and the gross unrealized depreciation for all securities totaled $1,190,197 for a net unrealized appreciation of $268,059. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $19,420,099.

LARGE CAP FUND. For the period January 18, 2000 (commencement of operations) to August 31, 2000 purchases and sales of investment securities, other than short-term investments, aggregated $13,563,736 and $2,178,070, respectively. The gross unrealized appreciation for all securities totaled $1,110,580 and the gross unrealized depreciation for all securities totaled $222,044 for a net unrealized appreciation of $888,536. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $11,910,362.

NOTE 7. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 8. RELATED PARTY TRANSACTIONS

Nashville Capital Corporation and the advisers are not registered broker-dealers of securities and thus do not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2000, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
Monteagle Opportunity Growth Fund
Monteagle Value Fund
Monteagle Large Cap Fund
Monteagle Fixed Income Fund
(series of AmeriPrime Advisors Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Monteagle Opportunity Growth Fund, the Monteagle Value Fund, the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund, as of August 31, 2000, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Monteagle Opportunity Growth Fund, the Monteagle Value Fund, the Monteagle Large Cap Fund and the Monteagle Fixed Income Fund as of August 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
September 24, 2000


Dear Fellow Shareholders,

The StoneRidge Funds have performed well since their inception in October 1999. The StoneRidge Small Cap Equity Fund has returned 71.94% from its inception on October 1, 1999 versus the Russell 2000 Growth index return of 36.44%. The StoneRidge Equity Fund has returned 36.93% since its inception on October 1, 1999 versus a return of 19.58% for the Standard & Poor's 500 index. Finally, the StoneRidge Bond Fund advanced 5.21% since its October 13, 1999 inception versus the 5.70% return of the Lehman Intermediate Government/Corporate Index.

Outlook

Since the inception of the StoneRidge Funds last year, both equity and fixed income markets have been extremely volatile. Some of the more vexing issues facing investors over the past year have been high energy prices, rising inflation and interest rates, the strong US dollar, the Federal Reserve's tightening actions, historically high equity valuations, slowing corporate earnings, presidential and congressional elections and political instability in the Middle East. This is quite a daunting list, but is not meant to imply that all is bleak. When viewed from a more upbeat perspective, there are a number of positives in the list as well. The Fed is likely finished raising interest rates. While inflation has risen during the year, it has not become problematic thanks to this same aggressive action by the Fed. Likewise, interest rates have begun to decline and energy prices appear to have ceased their steep climb. The elections have been settled and equity valuations are becoming more reasonable.

The greatest remaining difficulty for the equity markets is the nascent economic slowdown. The potential far-reaching impacts of a slowing economy are causing weak stock markets and relatively strong bond markets at present. Only time will tell whether the Fed will be able to achieve the economic soft landing it seeks.

We think that patient investors should continue to seek investments in those companies exhibiting positive earnings momentum and attractive valuations. The quantitative methods utilized by StoneRidge to assist us in identifying attractive investments focus specifically on these attributes. The qualitative analysis performed by our team of sector specialists confirms our belief that we are investing in the best available securities on behalf of our fellow investors.

We are grateful for the trust you have placed in the StoneRidge Funds. We pledge to do everything we can to continue to earn that trust. We look forward to a successful new year.

Sincerely,



Joseph E. Stocke, CFA
Managing Director and Chief Investment Officer
StoneRidge Investment Partners

StoneRidge Equity Fund

The StoneRidge Equity Fund has performed well since its inception in October 1999, led higher by superior stock selection in a number of economic sectors. In the last few months of the Fund's fiscal year, there has been a notable shift away from the recent narrow focus on ultra large cap stocks in favor of mid caps. The increase in market breadth favors funds like ours, which invest across a spectrum of market capitalizations.

                                             Percent of Net Assets
    Ten Largest Equity Holdings                 August 31, 2000
    ---------------------------                 ---------------
    WorldCom, Inc.                                      4.19%
    General Electric Co.                                4.06%
    Apple Computer, Inc.                                3.70%
    EMC Corp.                                           3.65%
    America Online, Inc.                                3.48%
    AES Corp.                                           2.96%
    Texas Instruments, Inc.                             2.40%
    CIENA Corp.                                         2.38%
    Integrated Device Technology, Inc.                  2.38%
    Cisco Systems, Inc.                                 2.36%
                                                       -------
     Total                                             31.56%


                                              Percent of Net Assets
    Sector Weightings                            August 31, 2000
    -----------------                            ---------------
    Basic Materials                                     1.99%
    Capital Goods                                       8.59%
    Consumer Cyclicals                                 10.59%
    Consumer Staples                                    3.93%
    Energy                                              5.18%
    Finance                                            14.42%
    Health Care                                         7.09%
    Technology                                         31.65%
    Telecommunications                                  8.22%
    Utilities                                           3.74%
    Cash                                                4.60%
                                                      -------
     Total                                            100.00%


We believe the StoneRidge Equity Fund will continue to perform well over the long term. Our focus is on investments in mid cap to large cap stocks possessing a combination of good growth prospects and reasonable valuation. The Fund will continue to be diversified across all economic sectors. We expect this approach to continue to unlock value in this difficult marketplace.

                RETURNS FOR THE PERIODS ENDING AUGUST 31, 2000

                                                         Average Annual
                                                     Return Since Inception
      Fund/Index                                       (October 1, 1999)
      ----------                                     ----------------------
      StoneRidge Equity Fund                                 36.93%
      S&P 500 Index                                          19.58%


                                    [OBJECT OMITTED]

                                   StoneRidge Equity Fund      S&P 500 Index

            10/01/99                    $10,000                 $10,000
            10/31/99                    $10,780                 $10,633
            11/30/99                    $11,160                 $10,849
            12/31/99                    $11,611                 $11,487
            01/31/00                    $11,111                 $10,910
            02/29/00                    $10,941                 $10,704
            03/31/00                    $12,242                 $11,750
            04/30/00                    $11,972                 $11,397
            05/31/00                    $11,461                 $11,163
            06/30/00                    $12,192                 $11,438
            07/31/00                    $12,202                 $11,259
            08/31/00                    $13,693                 $11,958



            This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 1, 1999 (commencement of operations) and held through August 31, 2000. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.



StoneRidge Small Cap Equity Fund

The StoneRidge Small Cap Equity Fund has performed extremely well since its inception in October 1999. A number of factors contributed to this performance. Chief among those was superior stock selection. The Fund additionally benefited from strategic over and under weightings in certain economic sectors. Finally, the StoneRidge Small Cap Equity Fund was a natural beneficiary of the shift away from the narrow focus on ultra large cap stocks in favor of small cap stocks.

                                              Percent of Net Assets
    Ten Largest Equity Holdings                 August 31, 2000
    ---------------------------                 ---------------
    Electronics Boutique Holdings Corp.              5.07%
    Actuate Corp.                                    5.06%
    Rudolph Technologies, Inc.                       4.50%
    Diversa Corp.                                    4.03%
    REX Stores Corp.                                 3.92%
    AirGate PCS, Inc.                                3.43%
    JNI Corp.                                        3.33%
    Pemstar, Inc.                                    3.19%
    F5 Networks, Inc.                                2.42%
    MIPS Technologies, Inc. - Class A                2.32%
                                                    -------
     Total                                          37.27%


                                              Percent of Net Assets
    Sector Weightings                            August 31, 2000
    -----------------                            ---------------
    Capital Goods                                     1.62%
    Consumer Cyclicals                               16.51%
    Consumer Staples                                  1.95%
    Energy                                            7.33%
    Finance                                           2.82%
    Health Care                                      16.26%
    Technology                                       36.32%
    Telecommunications                                9.34%
    Cash                                              7.85%
                                                     -------
     Total                                          100.00%



We believe the StoneRidge Small Cap Equity Fund will continue to perform well over the long term. We are optimistic that the Fund's focus on selecting those small cap stocks with a combination of robust growth prospects and reasonable valuation will lead to continued outperformance.

                RETURNS FOR THE PERIODS ENDING AUGUST 31, 2000

                                                       Average Annual
                                                   Return Since Inception
      Fund/Index                                      (October 1, 1999)
      ----------                                   ----------------------
      StoneRidge Small Cap Equity Fund                      71.94%
      Russell 2000 Growth Index                             36.44%



                                  [OBJECT OMITTED]

                                  StoneRidge Small Cap    Russell 2000
                                     Equity Fund          Growth Index

             10/01/99                   $10,000              $10,000
             10/31/99                   $11,140              $10,256
             11/30/99                   $12,570              $11,341
             12/31/99                   $13,676              $13,339
             01/31/00                   $14,071              $13,215
             02/29/00                   $15,314              $16,290
             03/31/00                   $16,112              $14,578
             04/30/00                   $13,788              $13,106
             05/31/00                   $12,019              $11,958
             06/30/00                   $15,253              $13,503
             07/31/00                   $14,778              $12,346
             08/31/00                   $17,194              $13,644



             This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 1, 1999 (commencement of operations) and held through August 31, 2000. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN
             REPRESENTS  PAST  PERFORMANCE  AND  IS  NOT  PREDICTIVE  OF  FUTURE
             RESULTS.



StoneRidge Bond Fund

The StoneRidge Bond Fund has marginally trailed its benchmark since its inception in October 1999. This Fund's investments have been skewed in favor of fixed income sectors stressing higher yields, notably investment grade corporate bonds and asset and mortgage backed securities. Economic activity has slowed in the face of higher interest rates and this has led to relative underperformance in the sectors we favored and outperformance by Treasuries, where we have maintained an underweighted posture.

                                                  Percent of Net Assets
                 Sector Weightings                   August 31, 2000
                 -----------------                   ---------------
                 U.S. Treasury                            16.41%
                 U.S. Agency                               8.71%
                 Mortgage Backed                          13.98%
                 Asset Backed                              4.70%
                 Industrial                               19.68%
                 Utilities                                11.40%
                 Finance                                  13.95%
                 Cash                                     11.17%
                                                          ------
                  Total                                  100.00%



We remain optimistic about the prospects for the Fund. As the economy regains its footing, we believe the focus of the Fund on higher yielding, investment grade securities will yield positive results.

                     RETURNS FOR THE PERIODS ENDING AUGUST 31, 2000

                                                           Average Annual
                                                       Return Since Inception
         Fund/Index                                       (October 13, 1999)
         ----------                                    ----------------------
         StoneRidge Bond Fund                                   5.21%
         Lehman Intermediate
            Government/Corporate Bond Index                     5.70%



                                    [OBJECT OMITTED]

                                                      Lehman Intermediate
                              StoneRidge Bond Fund    Govt/Corp Bond Index

              10/13/99              $10,000                 $10,000
              10/31/99              $10,090                 $10,065
              11/30/99              $10,105                 $10,078
              12/31/99              $10,059                 $10,045
              01/31/00              $10,016                 $10,008
              02/29/00              $10,086                 $10,090
              03/31/00              $10,201                 $10,196
              04/30/00              $10,178                 $10,172
              05/31/00              $10,178                 $10,188
              06/30/00              $10,341                 $10,368
              07/31/00              $10,404                 $10,447
              08/31/00              $10,521                 $10,570


              This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the unmanaged Lehman Intermediate Government/Corporate Bond Index on October 13, 1999 (commencement of operations) and held through August 31, 2000. Performance figures include the reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000
COMMON STOCKS - 95.4%                                                 SHARES                     VALUE

ADVERTISING - 2.0%
Interpublic Group of Companies, Inc.                                   1,400                        $ 53,550
Lamar Advertising Co. (a)                                              1,300                          60,369
                                                                                            -----------------
                                                                                                     113,919
                                                                                            -----------------
AEROSPACE & DEFENSE - 1.3%
Northrop Grumman Corp.                                                 1,000                          77,813
                                                                                            -----------------
AIRLINES - 0.6%
Delta Air Lines, Inc.                                                    650                          32,175
                                                                                            -----------------
APPAREL STORES - 0.6%
Abercrombie & Fitch Co. - Class A (a)                                  1,400                          32,462
                                                                                            -----------------
AUTOS & AUTO PARTS - 1.6%
Ford Motor Co.                                                           656                          15,856
General Motors Corp.                                                     225                          16,242
Lear Corp. (a)                                                         2,775                          59,836
                                                                                            -----------------
                                                                                                      91,934
                                                                                            -----------------
BANKS - 5.3%
Bank of America Corp.                                                  1,250                          66,953
Chase Manhattan Corp.                                                    675                          37,716
Comerica, Inc.                                                           575                          32,380
FleetBoston Financial Corp.                                              625                          26,680
Hibernia Corp. - Class A                                               1,920                          24,120
North Fork Bancorp, Inc.                                               1,460                          26,098
PNC Financial Services Group, Inc.                                       500                          29,469
UnionBanCal Corp.                                                      2,530                          62,776
                                                                                            -----------------
                                                                                                     306,192
                                                                                            -----------------
BEVERAGES - 1.5%
Anheuser-Busch Companies, Inc.                                           175                          13,792
Canandaigua Brands, Inc. - Class A (a)                                   400                          21,550
PepsiCo, Inc.                                                          1,200                          51,150
                                                                                            -----------------
                                                                                                      86,492
                                                                                            -----------------
BROADCASTING - 3.0%
Infinity Broadcasting Corp - Class A (a)                               3,025                         114,572
USA Networks, Inc.                                                     2,375                          57,148
                                                                                            -----------------
                                                                                                     171,720
                                                                                            -----------------
CABLE TV & SATELLITE SYSTEMS - 1.8%
Charter Communications, Inc. - Class A (a)                             5,025                          76,945
Cox Communications, Inc. - Class A (a)                                   800                          28,450
                                                                                            -----------------
                                                                                                     105,395
                                                                                            -----------------
CHEMICALS - 0.9%
Praxair, Inc.                                                          1,150                          50,888
                                                                                            -----------------


STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

COMMON STOCKS - CONTINUED                                         SHARES                         VALUE

COMPUTER HARDWARE - 10.9%
Apple Computer, Inc.                                                   3,525                       $ 214,805
Cisco Systems, Inc. (a)                                                2,000                         137,250
Compaq Computer Corp.                                                  1,800                          61,312
EMC Corp.  (a)                                                         2,165                         212,170
F5 Networks, Inc. (a)                                                    175                          10,150
                                                                                            -----------------
                                                                                                     635,687
                                                                                            -----------------
DEPARTMENT STORES - 0.5%
Federated Department Stores, Inc. (a)                                    710                          19,614
Saks, Inc. (a)                                                         1,200                          12,000
                                                                                            -----------------
                                                                                                      31,614
                                                                                            -----------------
DISCOUNT STORES - 0.2%
Target Corp.                                                             350                           8,138
                                                                                            -----------------
DRUGS & PHARMACEUTICALS - 6.0%
American Home Products Corp.                                             800                          43,350
Merck & Co., Inc.                                                        350                          24,456
Mylan Laboratories, Inc.                                               1,650                          43,828
Pfizer, Inc.                                                             281                          12,153
Pharmacia Corp.                                                        1,510                          88,429
Schering-Plough Corp.                                                    250                          10,031
Watson Pharmaceuticals, Inc. (a)                                       2,045                         126,151
                                                                                            -----------------
                                                                                                     348,398
                                                                                            -----------------
ELECTRIC UTILITIES - 0.8%
Dominion Resources, Inc.                                                 500                          26,500
Duke Energy Corp.                                                        250                          18,703
                                                                                            -----------------
                                                                                                      45,203
                                                                                            -----------------
ELECTRONIC INSTRUMENTS & CONTROLS - 1.4%
Celestica, Inc. (a)                                                    1,050                          82,031
                                                                                            -----------------
ENERGY SERVICES - 0.7%
R & B Falcon Corp. (a)                                                 1,350                          38,475
                                                                                            -----------------
FINANCIAL SERVICES - 4.5%
Associates First Capital Corp.                                           950                          26,719
AXA Financial, Inc.                                                      350                          18,113
Citigroup, Inc.                                                        2,267                         132,317
Federal National Mortgage Assoc.                                         475                          25,531
Household International, Inc.                                            550                          26,400
Providian Financial Corp.                                                275                          31,608
                                                                                            -----------------
                                                                                                     260,688
                                                                                            -----------------
GAMBLING & CASINOS - 0.3%
Harrah's Entertainment, Inc. (a)                                         600                          17,025
                                                                                            -----------------

STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

COMMON STOCKS - CONTINUED                                         SHARES                         VALUE

GROCERY STORES - 1.5%
Kroger Co. (a)                                                         3,275                        $ 74,302
Safeway, Inc. (a)                                                        250                          12,328
                                                                                            -----------------
                                                                                                      86,630
                                                                                            -----------------
HEALTHCARE FACILITIES - 0.8%
HEALTHSOUTH Corp. (a)                                                  3,655                          22,387
Tenet Healthcare Corp.                                                   850                          26,350
                                                                                            -----------------
                                                                                                      48,737
                                                                                            -----------------
INDEPENDENT POWER PRODUCERS - 3.0%
AES Corp. (a)                                                          2,700                         172,125
                                                                                            -----------------
INSURANCE - 3.9%
Allstate Corp.                                                           950                          27,609
American International Group, Inc.                                       850                          75,756
Hartford Financial Services Group, Inc.                                  725                          48,303
Nationwide Financial Services, Inc. - Class A                          1,925                          76,759
                                                                                            -----------------
                                                                                                     228,427
                                                                                            -----------------
INTERNET SERVICES - 4.2%
America Online, Inc. (a)                                               3,450                         202,256
At Home Corp. - Class A (a)                                            1,000                          14,563
Genuity, Inc.(a)                                                       2,250                          19,406
Walt Disney Internet Group (a)                                           600                           9,825
                                                                                            -----------------
                                                                                                     246,050
                                                                                            -----------------
INVESTMENT SERVICES - 0.7%
Knight Trading Group, Inc. (a)                                         1,375                          43,141
                                                                                            -----------------
LODGING - 0.1%
Cendant Corp. (a)                                                        550                           7,253
                                                                                            -----------------
LUMBER & WOOD PRODUCTS - 0.3%
Georgia-Pacific Group                                                    600                          16,050
                                                                                            -----------------
MANUFACTURER - DIVERSIFIED - 6.3%
General Electric Co.                                                   4,025                         236,217
Honeywell International, Inc.                                            400                          15,425
Tyco International Ltd.                                                2,000                         114,000
                                                                                            -----------------
                                                                                                     365,642
                                                                                            -----------------
MEDIA - DIVERSIFIED - 0.3%
Viacom, Inc. - Class A (a)                                               250                          16,938
                                                                                            -----------------
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Sybron International Corp. (a)                                           650                          14,787
                                                                                            -----------------

STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

COMMON STOCKS - CONTINUED                                         SHARES                         VALUE

METALS & MINING - 0.5%
Alcan Aluminium Ltd.                                                     825                        $ 27,070
                                                                                            -----------------
MISCELLANEOUS COMMUNICATIONS SERVICES - 0.4%
Critical Path, Inc. (a)                                                  225                          17,381
TyCom Ltd. (a)                                                           100                           4,162
                                                                                            -----------------
                                                                                                      21,543
                                                                                            -----------------
OIL & GAS - 4.1%
Apache Corp.                                                             375                          23,625
Exxon Mobil Corp.                                                      1,350                         110,194
Kerr-McGee Corp.                                                         925                          58,448
USX-Marathon Group                                                     1,750                          48,016
                                                                                            -----------------
                                                                                                     240,283
                                                                                            -----------------
OIL REFINING - 0.4%
Sunoco, Inc.                                                             825                          22,430
                                                                                            -----------------
PAPER & PAPER PRODUCTS - 0.4%
Smurfit-Stone Container Corp. (a)                                      1,650                          21,656
                                                                                            -----------------
RESTAURANTS - 0.3%
TRICON Global Restaurants, Inc. (a)                                      650                          18,931
                                                                                            -----------------
SEMICONDUCTORS - 12.3%
Altera Corp. (a)                                                       1,200                          77,775
Applied Materials, Inc. (a)                                              725                          62,577
Integrated Device Technology, Inc. (a)                                 1,575                         138,206
KLA-Tencor Corp. (a)                                                   1,600                         105,000
LSI Logic Corp. (a)                                                      925                          33,242
MIPS Technologies, Inc. - Class A (a)                                    725                          41,506
Texas Instruments, Inc.                                                2,080                         139,230
TriQuint Semiconductor, Inc. (a)                                       2,155                         119,198
                                                                                            -----------------
                                                                                                     716,734
                                                                                            -----------------
SPECIALTY CONTRACTING SERVICES - 0.4%
Quanta Services, Inc. (a)                                                500                          23,375
                                                                                            -----------------
TELECOMMUNICATION EQUIPMENT - 2.7%
CIENA Corp. (a)                                                          625                         138,555
QUALCOMM, Inc. (a)                                                       350                          20,956
                                                                                            -----------------
                                                                                                     159,511
                                                                                            -----------------

STONERIDGE EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

COMMON STOCKS - CONTINUED                                         SHARES                         VALUE

TELECOMMUNICATION SERVICES - 7.8%
AT&T Corp.                                                               716                        $ 22,566
Global Crossing Ltd. (a)                                                 425                          12,777
NEXTLINK Communications, Inc. - Class A (a)                            3,200                         112,200
Time Warner Telecom, Inc. - Class A.                                     450                          29,223
Verizon Communications                                                   823                          35,903
WorldCom, Inc. (a)                                                     6,675                         243,637
                                                                                            -----------------
                                                                                                     456,306
                                                                                            -----------------
TOBACCO - 0.9%
Philip Morris Companies, Inc.                                          1,875                          55,547
                                                                                            -----------------

TOTAL COMMON STOCKS (COST $4,758,962)                                                              5,545,415
                                                                                            -----------------

                                                                 PRINCIPAL
                                                                   AMOUNT                        VALUE

MONEY MARKET SECURITIES - 5.5%
Firstar Treasury Fund, 5.53% (b) (Cost $320,725)                     320,725                         320,725
                                                                                            -----------------
TOTAL INVESTMENTS - 100.9% (COST $5,079,687)                                                       5,866,140
                                                                                            -----------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%                                                       (53,191)
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                        $ 5,812,949
                                                                                            =================

(a) Non-Income Producing
(b) Variable rate security;  the coupon rate shown represents the rate at August 31, 2000.

STONERIDGE EQUITY FUND                                                                 AUGUST 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS

Investment in securities (cost $5,079,687)                                                 $ 5,866,140
Dividends receivable                                                                             4,646
Interest receivable                                                                              1,135
Receivable for securities sold                                                                  83,708
Receivable from advisor                                                                          7,285
                                                                                       -------------------
   TOTAL ASSETS                                                                              5,962,914

LIABILITIES

Other payables and accrued expenses                                   $ 11,309
Payable to custodian bank                                               56,516
Payable for securities purchased                                        82,140
                                                                 ------------------
   TOTAL LIABILITIES                                                                           149,965
                                                                                        -------------------

NET ASSETS                                                                                 $ 5,812,949
                                                                                        ===================

Net Assets consist of:
Paid in capital                                                                            $ 4,161,078
Accumulated undistributed net investment income                                                  6,436
Accumulated undistributed net realized gain on investments                                     858,982
Net unrealized appreciation on investments                                                     786,453
                                                                                        -------------------

NET ASSETS for 424,900 shares                                                              $ 5,812,949
                                                                                        ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($5,812,949 / 424,900)                           $ 13.68
                                                                                        ===================

STONERIDGE EQUITY FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000
INVESTMENT INCOME
Dividend income                                                                                 $ 37,550
Interest income                                                                                   14,682
                                                                                          ---------------
TOTAL INCOME                                                                                      52,232

EXPENSES
Investment advisory fee                                                        $ 27,017
Administration fees                                                              27,500
Transfer agent fees                                                              18,112
Pricing & bookkeeping fees                                                       11,700
Custodian fees                                                                    8,352
Legal fees                                                                        7,637
Audit fees                                                                        4,938
Registration fees                                                                 2,033
Trustees' fees                                                                    1,332
Shareholder reports                                                                 512
Insurance                                                                           360
Taxes                                                                                20
Miscellaneous fees                                                                  335
                                                                      ------------------
Total expenses before reimbursement                                             109,848
Expenses waived and reimbursed by the advisor                                   (60,135)
Expenses waived and reimbursed by the administrator                              (9,187)
                                                                      ------------------
Total operating expenses                                                                          40,526
                                                                                          ---------------
NET INVESTMENT INCOME                                                                             11,706
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      858,982
Change in net unrealized appreciation (depreciation)
   on investment securities                                                     786,453
                                                                      ------------------
Net gain on investment securities                                                              1,645,435
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $ 1,657,141
                                                                                          ===============

STONERIDGE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 1, 1999
(COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                                                                       $ 11,706
   Net realized gain on investment securities                                                   858,982
   Change in net unrealized appreciation (depreciation)                                         786,453
                                                                                         ---------------
   Net increase in net assets resulting from operations                                       1,657,141
                                                                                         ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                                    (5,270)
   From net realized gain                                                                             0
                                                                                         ---------------
  Total distributions                                                                            (5,270)
                                                                                         ---------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                          10,585,135
   Shares issued in reinvestment                                                                  5,270
   Shares redeemed                                                                           (6,429,327)
                                                                                         ---------------
   Net increase in net assets resulting
   from share transactions                                                                    4,161,078
                                                                                         ---------------
TOTAL INCREASE IN NET ASSETS                                                                  5,812,949
                                                                                         ---------------

Net Assets
   Beginning of period                                                                                0
                                                                                         ---------------
   End of period [including accumulated undistributed net
      investment income of $6,436]                                                          $ 5,812,949
                                                                                         ===============

STONERIDGE EQUITY FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

SELECTED PER SHARE DATA

Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.03
   Net realized and unrealized gain                         3.66
                                                   --------------
Total from investment operations                            3.69
                                                   --------------
Less Distributions
   From net investment income                              (0.01)
   From net realized gain                                   0.00
                                                   --------------
Total distributions                                        (0.01)
                                                   --------------

Net asset value, end of period                           $ 13.68
                                                   ==============

TOTAL RETURN                                              36.93% (a)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                           $5,813
Ratio of expenses to average net assets                    0.90% (b)
Ratio of expenses to average net assets
   before waivers and reimbursements                       2.44% (b)
Ratio of net investment income to
   average net assets                                      0.26% (b)
Ratio of net investment income to average
   net assets before waivers and reimbursements           (1.28)%(b)
Portfolio turnover rate                                  139.22% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

COMMON STOCKS - 92.2%                                             SHARES                         VALUE

ADVERTISING - 1.9%
@Plan, Inc. (a)                                                       16,833                       $ 102,050
Snyder Communications, Inc. (a)                                        9,500                         260,063
                                                                                            -----------------
                                                                                                     362,113
                                                                                            -----------------
APPAREL STORES - 0.9%
Abercrombie & Fitch Co. - Class A (a)                                  7,425                         172,167
                                                                                            -----------------
BANKS - 1.9%
GBC Bancorp                                                            4,575                         173,278
Hibernia Corp. - Class A                                              14,600                         183,412
                                                                                            -----------------
                                                                                                     356,690
                                                                                            -----------------
BIOTECHNOLOGY - RESEARCH - 9.8%
Applied Molecular Evolution, Inc. (a)                                  6,200                         199,563
Biomatrix, Inc. (a)                                                    3,725                          79,156
Cell Genesys, Inc. (a)                                                 4,420                         136,191
Diversa Corp. (a)                                                     26,965                         768,502
Dyax Corp. (a)                                                        10,800                         378,000
Guilford Pharmaceuticals, Inc. (a)                                     3,850                         102,987
Large Scale Biology Corp. (a)                                          1,955                          60,422
NeoPharm, Inc. (a)                                                     1,985                          47,888
Telik, Inc. (a)                                                        8,650                          88,122
                                                                                            -----------------
                                                                                                   1,860,831
                                                                                            -----------------
BUSINESS SERVICES - 1.1%
Digitas, Inc. (a)                                                      6,200                          85,250
IXL Enterprises, Inc. (a)                                             12,900                         123,356
                                                                                            -----------------
                                                                                                     208,606
                                                                                            -----------------
COMPUTER & SOFTWARE STORES - 5.1%
Electronics Boutique Holdings Corp. (a)                               42,880                         964,800
                                                                                            -----------------
COMPUTER HARDWARE - 5.7%
JNI Corp. (a)                                                          9,460                         635,003
F5 Networks, Inc. (a)                                                  7,950                         461,100
                                                                                            -----------------
                                                                                                   1,096,103
                                                                                            -----------------
COMPUTER SERVICES & SOFTWARE - 11.3%
Actuate Corp. (a)                                                     37,150                         963,578
Allaire Corp. (a)                                                      4,500                         152,719
AppNet, Inc. (a)                                                       5,450                         269,434
Bluestone Software, Inc. (a)                                           9,750                         227,906
Digimarc Corp. (a)                                                     3,625                          54,375
Extensity, Inc. (a)                                                    5,375                         120,937
Netsolve, Inc. (a)                                                     7,625                          67,672
Pivotal Corp. (a)                                                      6,675                         300,375
                                                                                            -----------------
                                                                                                   2,156,996
                                                                                            -----------------
CONSUMER ELECTRONIC & APPLIANCE RETAILING - 4.7%
REX Stores Corp. (a)                                                  41,725                         745,834
Sound Advice, Inc. (a)                                                18,450                         152,213
                                                                                            -----------------
                                                                                                     898,047
                                                                                            -----------------

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000  - CONTINUED

COMMON STOCKS - CONTINUED                                          SHARES                         VALUE

CREDIT & OTHER FINANCE - 0.9%
Allied Capital Corp.                                                   8,900                       $ 180,225
                                                                                            -----------------
DRUGS & PHARMACEUTICALS - 3.1%
Esperion Therapeutics, Inc. (a)                                        4,290                          68,908
Inspire Pharmaceuticals, Inc. (a)                                      6,375                         111,563
ISTA Pharmaceuticals, Inc. (a)                                        16,900                         222,869
Matrix Pharmaceuticals, Inc. (a)                                       6,650                          97,256
Pharmaceutical Resources, Inc. (a)                                    15,275                          97,378
                                                                                            -----------------
                                                                                                     597,974
                                                                                            -----------------
ELECTRONIC INSTRUMENTS & CONTROLS - 3.2%
Pemstar, Inc. (a)                                                     32,725                         607,458
                                                                                            -----------------
ENERGY SERVICES - 6.4%
Horizon Offshore, Inc. (a)                                             5,700                         106,163
Nabors Industries, Inc. (a)                                            2,975                         141,498
National-Oilwell, Inc. (a)                                             5,627                         195,187
Newpark Resources, Inc. (a)                                            5,175                          53,044
Petroleum Geo-Services (a) (c)                                         8,350                         157,606
Smedvig A S A - Class B (c)                                           10,330                         182,066
Stolt Offshore S.A. (a) (c)                                           13,225                         183,497
Superior Energy Services, Inc. (a)                                    13,400                         147,400
Tidewater, Inc.                                                        1,075                          43,403
                                                                                            -----------------
                                                                                                   1,209,864
                                                                                            -----------------
ENGINEERING & CONSTRUCTION - 0.6%
Shaw Group, Inc. (a)                                                   2,200                         122,512
                                                                                            -----------------
ENTERTAINMENT - 0.5%
Mediabay, Inc. (a)                                                     4,500                          10,266
VDI Multimedia (a)                                                    21,950                          90,544
                                                                                            -----------------
                                                                                                     100,810
                                                                                            -----------------
FOODS - 2.0%
Canandaigua Brands, Inc. - Class A (a)                                 2,475                         133,341
Fresh Del Monte Produce, Inc. (a)                                     30,375                         178,453
Scheid Vineyards, Inc. - Class A (a)                                   8,350                          27,138
Northland Cranberries, Inc.                                           19,875                          32,297
                                                                                            -----------------
                                                                                                     371,229
                                                                                            -----------------
GAMBLING RESORTS & CASINOS - 1.9%
Sun International Hotels Ltd. (a)                                     16,335                         355,286
                                                                                            -----------------
INTERNET SERVICES - 1.4%
Backweb Technologies Ltd. (a) (c)                                      7,750                         142,406
Launch Media, Inc. (a)                                                 2,250                          17,016
N2H2, Inc. (a)                                                         4,815                          14,746
Voyager.Net, Inc. (a)                                                 13,800                          95,738
                                                                                            -----------------
                                                                                                     269,906
                                                                                            -----------------
STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000  - CONTINUED

COMMON STOCKS - CONTINUED                                          SHARES                         VALUE

MEDICAL EQUIPMENT & SUPPLIES - 2.0%
Computer Motion, Inc. (a)                                              5,200                        $ 48,100
Tripath Imaging, Inc. (a)                                             41,250                         340,312
                                                                                            -----------------
                                                                                                     388,412
                                                                                            -----------------
MEDICAL LABS & RESEARCH - 1.3%
Regeneration Technologies, Inc. (a)                                   17,325                         250,130
                                                                                            -----------------
OIL & GAS - 1.0%
Forest Oil Corp. (a)                                                  12,200                         186,813
                                                                                            -----------------
RESTAURANTS - 1.5%
California Pizza Kitchen, Inc. (a)                                     3,500                          87,281
Landry's Seafood Restaurants, Inc.                                    20,825                         163,997
Quality Dining, Inc. (a)                                              16,010                          41,026
                                                                                            -----------------
                                                                                                     292,304
                                                                                            -----------------
SEMICONDUCTORS - 12.1%
Applied Science & Technology, Inc. (a)                                 6,450                          99,572
Dialog Semiconductor Plc. (a) (c)                                      4,550                         222,950
DSP Group, Inc. (a)                                                    3,800                         175,750
MIPS Technologies, Inc. - Class A (a)                                  7,725                         442,256
Netsilicon, Inc. (a)                                                   9,135                         236,368
Rudolph Technologies, Inc. (a)                                        21,425                         857,000
Silicon Storage Technology, Inc. (a)                                   8,150                         267,422
                                                                                            -----------------
                                                                                                   2,301,318
                                                                                            -----------------
STEEL PRODUCTION - 1.0%
Maverick Tube Corp. (a)                                                6,600                         185,213
                                                                                            -----------------
TELECOMMUNICATIONS EQUIPMENT - 1.5%
Accord Networks Ltd. (a)                                              18,125                         183,516
Giganet Ltd. (a)                                                       3,225                          94,079
                                                                                            -----------------
                                                                                                     277,595
                                                                                            -----------------
TELECOMMUNICATIONS SERVICES - 4.7%
Adelphia Business Solutions, Inc. - Class A (a)                        2,750                          41,078
Allied Riser Communications, Inc. (a)                                 42,865                         348,278
Intermedia Communications, Inc. (a)                                    3,375                          70,031
Net2000 Communications, Inc. (a)                                      38,830                         339,763
US LEC Corp. - Class A (a)                                             5,700                          59,850
Viatel, Inc. (a)                                                       2,325                          31,823
                                                                                            -----------------
                                                                                                     890,823
                                                                                            -----------------
WIRELESS COMMUNICATIONS SERVICES - 4.7%
AirGate PCS, Inc. (a)                                                  9,600                         653,400
Dobson Communications Corp. (a)                                       10,900                         235,031
                                                                                            -----------------
                                                                                                     888,431
                                                                                            -----------------

TOTAL COMMON STOCKS (COST $17,245,671)                                                            17,552,656
                                                                                            -----------------

STONERIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000  - CONTINUED

                                                                 PRINCIPAL
                                                                  AMOUNT                          VALUE

MONEY MARKET SECURITIES - 5.6%
Firstar Treasury Fund, 5.53% (b) (Cost $1,072,379)                 1,072,379                     $ 1,072,379
                                                                                            -----------------

TOTAL INVESTMENTS - 97.8% (COST $18,318,050)                                                      18,625,035
                                                                                            -----------------
OTHER ASSETS LESS LIABILITIES  - 2.2%                                                                421,902
                                                                                            -----------------
TOTAL NET ASSETS - 100.0%                                                                       $ 19,046,937
                                                                                            =================


(a) Non-Income Producing
(b) Variable rate security;  the coupon rate shown represents the rate at August 31, 2000.
(c) American Depository Receipt

STONERIDGE SMALL CAP EQUITY FUND                                                                AUGUST 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS
Investment in securities (cost $18,318,050)                                                        $ 18,625,035
Cash                                                                                                     33,761
Interest receivable                                                                                       3,298
Receivable for securities sold                                                                          813,181
                                                                                             -------------------
   TOTAL ASSETS                                                                                      19,475,275

LIABILITIES
Accrued investment advisory fee payable                                            $ 1,336
Other payables and accrued expenses                                                 14,339
Payable for securities purchased                                                   412,663
                                                                          -----------------

   TOTAL LIABILITIES                                                                                    428,338
                                                                                             -------------------

NET ASSETS                                                                                         $ 19,046,937
                                                                                             ===================

Net Assets consist of:
Paid in capital                                                                                    $ 13,112,367
Accumulated undistributed net realized gain on investments                                            5,627,585
Net unrealized appreciation on investments                                                              306,985
                                                                                             -------------------

NET ASSETS, for 1,119,905 shares                                                                   $ 19,046,937
                                                                                             ===================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($19,046,937 / 1,119,905)                                 $ 17.01
                                                                                             ===================

STONERIDGE SMALL CAP EQUITY FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

INVESTMENT INCOME
Interest income                                                                                    $ 49,699
Dividend income                                                                                      17,121
                                                                                             ---------------
TOTAL INCOME                                                                                         66,820


EXPENSES
Investment advisory fee                                                         $ 122,345
Administration fees                                                                27,500
Transfer agent fees                                                                18,057
Pricing & bookkeeping fees                                                         16,500
Custodian fees                                                                     14,510
Legal fees                                                                          7,637
Audit fees                                                                          5,938
Registration fees                                                                   2,284
Trustees' fees                                                                      1,332
Insurance                                                                             503
Shareholder Reports                                                                   572
Miscellaneous fees                                                                    335
                                                                        ------------------
Total expenses before reimbursement                                               217,513
Expenses waived and reimbursed by the advisor                                     (55,415)
Expenses waived by the administrator                                               (9,167)
                                                                        ------------------
Total operating expenses                                                                            152,931
                                                                                             ---------------
NET INVESTMENT LOSS                                                                                 (86,111)
                                                                                             ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                      5,846,273
Change in net unrealized appreciation
   on investment securities                                                       306,985
                                                                        ------------------
Net gain on investment securities                                                                 6,153,258
                                                                                             ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $ 6,067,147
                                                                                             ===============

STONERIDGE SMALL CAP EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 1, 1999
 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment loss                                                            $      (86,111)
   Net realized gain on investment securities                                          5,846,273
   Change in net unrealized appreciation (depreciation)                                  306,985
                                                                               ------------------
   Net increase in net assets resulting from operations                                6,067,147
                                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                            (10,151)
   From net realized gain                                                               (122,426)
                                                                               ------------------
   Total distributions                                                                  (132,577)
                                                                               ------------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                   14,051,151
   Shares issued in reinvestment                                                         131,551
   Shares redeemed                                                                    (1,070,335)
                                                                               ------------------
   Net increase in net assets resulting
      from share transactions                                                         13,112,367
                                                                               ------------------
TOTAL INCREASE IN NET ASSETS                                                          19,046,937
                                                                               ------------------
Net Assets
   Beginning of period                                                                         0
                                                                               ------------------
   End of period [including accumulated undistributed                               $ 19,046,937
     net investment income of $0]                                              ==================

STONERIDGE SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 1, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000
SELECTED PER SHARE DATA

Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.09)
   Net realized and unrealized gain                         7.24
                                                   --------------
Total from investment operations                            7.15
                                                   --------------
Less Distributions
   From net investment income                              (0.01)
   From net realized gain                                  (0.13)
                                                   --------------
Total Distributions                                        (0.14)
                                                   --------------


Net asset value, end of period                           $ 17.01
                                                   ==============

TOTAL RETURN                                              71.94% (a)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                          $19,047
Ratio of expenses to average net assets                    1.25% (b)
Ratio of expenses to average net assets
   before waivers and reimbursements                       1.78% (b)
Ratio of net investment income to
   average net assets                                     (0.70)%(b)
Ratio of net investment income to average
   net assets before waivers and reimbursements           (1.23)%(b)
Portfolio turnover rate                                  253.91% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000

                                                                    PRINCIPAL
                                                                     AMOUNT                        VALUE

ASSET BACKED OBLIGATIONS - 4.7%
Capital One Master Trust, 1998-4 CL A, 5.43%, 1/15/2007              225,000                         $ 215,261
EQCC Home Equity Loan Trust, 1999-1 CL A-2F,
5.765%, 6/20/2015                                                    225,000                           221,336
Heller Equipment Asset Receivables, 1999-2 CL A-3,
6.65%, 3/14/2004                                                     225,000                           223,831
MBNA Master Credit Card II, 1999-I CL A,
6.40%, 1/18/2005                                                     228,000                           226,330
                                                                                              -----------------
TOTAL ASSET BACKED OBLIGATIONS ($891,175)                                                              886,758
                                                                                              -----------------

CORPORATE BONDS - 45.0%
Allstate Corp., 7.20%, 12/1/2009                                     170,000                           166,160
Anheuser-Busch Companies, Inc., 6.75%, 8/1/2003                      340,000                           340,163
Chevron Corp., 6.625%, 10/1/2004                                     300,000                           297,763
Diageo Capital PLC, 7.25%, 11/1/2009                                 300,000                           298,832
Disney (Walt) Co., 6.375%, 3/30/2001                                 250,000                           249,184
Duke Capital Corp., 7.50%, 10/1/2009                                 300,000                           299,169
FPL Group Capital, Inc., 7.375%, 6/1/2009                            365,000                           358,330
FleetBoston Financial Corp., 7.375%, 12/1/2009                       300,000                           297,066
Ford Motor Credit Corp., 6.25%, 11/8/2000                            150,000                           149,827
Ford Motor Credit Corp., 7.875%, 6/15/2010                           400,000                           402,066
GATX Capital Corp., 7.75%, 12/1/2006                                 250,000                           242,754
General Electric Capital Corp., 7.50%, 6/5/2003                      425,000                           431,117
General Motors Acceptance Corp., 7.75%, 1/19/2010                    375,000                           378,908
Goldman Sachs Group, Inc., 7.50%, 1/28/2005                          325,000                           327,208
Hartford Life, Inc., 7.10%, 6/15/2007                                140,000                           137,111
Hertz Corp., 7.00%, 4/15/2001                                        250,000                           249,451
Honeywell, Inc., 7.50%, 3/1/2010                                     290,000                           294,430
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                    450,000                           451,135
Morgan Stanley Dean Witter & Co., 5.625%, 1/20/2004                  200,000                           191,265
Pennsylvania Electric Co., Series A, 5.75%, 4/1/2004                 400,000                           379,668
Procter & Gamble Co., 6.60%, 12/15/2004                              450,000                           446,049
Sprint Capital Corp., 6.375%, 5/1/2009                               250,000                           228,048
Target Corp., 7.50%, 2/15/2005                                       300,000                           305,120
Tele Communications, Inc., 7.25%, 8/1/2005                           300,000                           299,969
Textron, Inc., 6.375%, 7/15/2004                                     450,000                           433,862
Travelers Property Casualty Corp., 6.75%, 4/15/2001                  250,000                           249,628
WorldCom, Inc., 6.125%, 8/16/2001                                    250,000                           247,798
WorldCom, Inc., 6.40%, 8/15/2005                                     350,000                           337,022
                                                                                              -----------------
TOTAL CORPORATE BONDS ($8,483,974)                                                                   8,489,103
                                                                                              -----------------


STONERIDGE BOND FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2000 - CONTINUED

                                                                    PRINCIPAL
                                                                     AMOUNT                        VALUE

U.S. TREASURY & AGENCY OBLIGATIONS - 39.1%
FNMA, 6.52%, 3/16/2001                                               700,000                         $ 699,203
FNMA, 4.75%, 11/14/2003                                              675,000                           637,929
FNMA, 7.125%, 2/15/2005                                              300,000                           304,150
FNMA, Pool #501301, 6.50%, 6/1/2029                                  198,246                           189,355
FNMA, Pool #505221, 7.00%, 8/1/2029                                  281,648                           274,694
FNMA, Pool #323995, 6.00%, 10/1/2029                                 273,559                           254,281
FNMA, Pool #528981, 7.50%, 1/1/2030                                  294,429                           292,542
FNMA, Pool #534058, 6.50%, 3/1/2030                                  337,855                           322,703
FNMA, Pool #537148, 8.00%, 4/1/2030                                  297,316                           300,149
GNMA, Pool #512867, 6.50%, 6/15/2029                                 332,445                           319,254
GNMA, Pool #468376, 7.00%, 9/15/2029                                 346,970                           340,825
GNMA, Pool #466174, 7.50%, 10/15/2029                                342,171                           342,257
U.S. Treasury Note, 6.625%, 7/31/2001                                975,000                           977,743
U.S. Treasury Note, 7.50%, 2/15/2005                                 590,000                           623,003
U.S. Treasury Note, 7.00%, 7/15/2006                                 325,000                           340,641
U.S. Treasury Note, 5.625%, 5/15/2008                              1,175,000                         1,152,234
                                                                                              -----------------
TOTAL U.S. TREASURY & AGENCY OBLIGATIONS ($7,312,060)                                                7,370,963
                                                                                              -----------------


                                                                    PRINCIPAL
                                                                      AMOUNT                        VALUE

MONEY MARKET SECURITIES - 9.8%
Firstar Treasury Fund, 5.53% (b) (Cost $1,841,908)                    1,841,908                      1,841,908
                                                                                              -----------------

TOTAL INVESTMENTS - 98.6% (COST $18,529,117)                                                        18,588,732
                                                                                              -----------------
OTHER ASSETS LESS LIABILITIES - 1.4%                                                                   263,714
                                                                                              -----------------
TOTAL NET ASSETS - 100.0%                                                                         $ 18,852,446
                                                                                              =================


(a) Non-Income Producing
(b) Variable rate security;  the coupon rate shown represents the rate at August 31, 2000.

STONERIDGE BOND FUND                                                                   AUGUST 31, 2000
STATEMENT OF ASSETS & LIABILITIES

ASSETS
Investment in securities (cost $18,529,117)                                               $ 18,588,732
Cash                                                                                            29,326
Interest receivable                                                                            241,838
Receivable from advisor                                                                          5,648
                                                                                     ------------------
   TOTAL ASSETS                                                                             18,865,544

LIABILITIES
Other payables and accrued expenses                                      $ 13,098
                                                                 -----------------

   TOTAL LIABILITIES                                                                            13,098
                                                                                     ------------------

NET ASSETS                                                                                $ 18,852,446
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                           $ 18,906,334
Accumulated undistributed net investment income                                                  1,138
Accumulated  net realized loss on investments                                                 (114,641)
Net unrealized appreciation on investments                                                      59,615
                                                                                     ------------------

NET ASSETS, for 1,889,305 shares                                                          $ 18,852,446
                                                                                     ==================

NET ASSET VALUE

Net Assets
Offering price and redemption price per share ($18,852,446 / 1,889,305)                         $ 9.98
                                                                                     ==================

STONERIDGE BOND FUND
STATEMENT OF OPERATIONS FOR THE PERIOD OCTOBER 13, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

INVESTMENT INCOME
Interest income                                                                              $ 1,139,568
                                                                                          ---------------
TOTAL INCOME                                                                                   1,139,568

EXPENSES
Investment advisory fee                                                        $ 69,831
Administration fees                                                              27,500
Pricing & bookkeeping fees                                                       19,944
Transfer agent fees                                                              17,362
Custodian fees                                                                    7,933
Legal fees                                                                        7,637
Audit fees                                                                        5,938
Taxes                                                                             2,235
Trustees' fees                                                                    1,832
Registration fees                                                                 1,500
Insurance                                                                           647
Shareholder reports                                                                 512
Miscellaneous fees                                                                  335
                                                                      ------------------
Total expenses before reimbursement                                             163,206
Expenses waived and reimbursed by the advisor                                   (38,329)
Expenses waived and reimbursed by the administrator                             (11,402)
                                                                      ------------------
Total operating expenses                                                                         113,475
                                                                                          ---------------
NET INVESTMENT INCOME                                                                          1,026,093
                                                                                          ---------------

REALIZED & UNREALIZED GAIN (LOSS)
Net realized loss on investment securities                                     (112,759)
Change in net unrealized appreciation
   on investment securities                                                      59,615
                                                                      ------------------
Net loss on investment securities                                                                (53,144)
                                                                                          ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                           $ 972,949
                                                                                          ===============

STONERIDGE BOND FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIOD OCTOBER 13, 1999
 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income                                                             $ 1,026,093
   Net realized loss on investment securities                                           (112,759)
   Change in net unrealized appreciation                                                  59,615
                                                                               ------------------
   Net increase in net assets resulting from operations                                  972,949
                                                                               ------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                                         (1,024,955)
   From net realized gain                                                                 (1,882)
                                                                               ------------------
   Total distributions                                                                (1,026,837)
                                                                               ------------------
SHARE TRANSACTIONS
   Net proceeds from sale of shares                                                   44,860,542
   Shares issued in reinvestment                                                       1,026,837
   Shares redeemed                                                                   (26,981,045)
                                                                               ------------------
   Net increase in net assets resulting
   from share transactions                                                            18,906,334
                                                                               ------------------
TOTAL INCREASE IN NET ASSETS                                                          18,852,446
                                                                               ------------------
Net Assets
   Beginning of period                                                                         0
                                                                               ------------------
   End of period [including accumulated undistributed net
      investment income of $1,138]                                                  $ 18,852,446
                                                                               ==================

STONERIDGE BOND FUND
FINANCIAL HIGHLIGHTS FOR THE PERIOD OCTOBER 13, 1999
   (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 2000

SELECTED PER SHARE DATA

Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income                                    0.52
   Net realized and unrealized loss                        (0.02)
                                                   --------------
Total from investment operations                            0.50
                                                   --------------
Less distributions
   From net investment income                              (0.52)
   From net realized gain                                   0.00
                                                   --------------
   Total distributions                                     (0.52)
                                                   --------------
Net asset value, end of period                            $ 9.98
                                                   ==============

TOTAL RETURN                                               5.21% (a)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                          $18,852
Ratio of expenses to average net assets                    0.65% (b)
Ratio of expenses to average net assets
   before waivers and reimbursements                       0.93% (b)
Ratio of net investment income to
   average net assets                                      5.88% (b)
Ratio of net investment income to average
   net assets before waivers and reimbursements            5.59% (b)
Portfolio turnover rate                                  156.53% (b)

(a)  For a period of less than a full year, the total return is not annualized.
(b)  Annualized

                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000

NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), StoneRidge Small Cap Equity Fund (the "Small Cap Equity Fund"), and StoneRidge Bond Fund (the "Bond Fund"), were organized as diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 3, 1999 and commenced operations on October 1, 1999 for the Equity Fund and Small Cap Equity Fund and October 13, 1999 for the Bond Fund. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Equity Fund's investment objective is to provide capital appreciation over the long term. The Small Cap Equity Fund's investment objective is to provide capital growth over the long term. The Bond Fund's investment objective is to provide income consistent with preservation of capital. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board of Trustees (the "Board").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

SECURITIES VALUATION - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

FEDERAL INCOME TAXES - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Equity Fund incurred an excise tax in the amount of $20. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the Bond Fund incurred an excise tax in the amount of $2,235. The administrator reimbursed the Equity Fund and the Bond Fund for the amount of the excise taxes.

                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DIVIDENDS AND DISTRIBUTIONS - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

OTHER - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains for the Small Cap Equity Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Funds is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, (the "Adviser). Joseph E. Stocke, CFA, Philip H. Brown II, CFA, Lester Rich, CFA and Daniel H. Cook are the controlling members of the Adviser.

Under the terms of the management agreement (the "Agreement"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: StoneRidge Equity Fund, 0.60%; StoneRidge Small Cap Equity Fund, 1.00%; StoneRidge Bond Fund, 0.40%. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Adviser received a fee of $27,017 from the Equity Fund and $122,345 from the Small Cap Equity Fund. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the Adviser received a fee of $69,831 from the Bond Fund.

The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2000 to maintain each Fund's total operating expenses as follows: Equity Fund, 0.90%; Small Cap Equity Fund, 1.25%; Bond Fund, 0.65%. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Adviser waived and/or reimbursed expenses of $60,135 for the Equity Fund and $55,415 for the Small Cap Equity Fund. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the Adviser reimbursed expenses of $38,329 for the Bond Fund. There is no assurance that such reimbursement will continue in the future.

Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Fund equal to an annual average rate of 0.10% of each Fund's average daily net assets up to $50 million dollars, 0.075% of each Fund's average daily net assets from $50 million to $100 million and 0.050% of each Fund's average daily net assets over $100 million (subject to a $2,500 minimum monthly fee). For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Administrator received fees of $27,500 for administrative services provided to the Equity Fund and $27,500 for administrative services provided to the Small Cap Equity Fund. For the period October 13, 1999 through August 31, 2000, the Administrator received fees of

                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

$27,500 for administrative services provided to the Bond Fund. The Administrator has voluntarily agreed to waive a portion of its fees for each Fund. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Administrator waived fees and reimbursed expenses of $9,187 for the Equity Fund. For the period October 1, 1999 (commencement of operations) through August 31, 2000, the Administrator waived fees of $9,167 for the Small Cap Equity Fund. For the period October 13, 1999 (commencement of operations) through August 31, 2000, the Administrator waived fees and reimbursed expenses of $11,402 for the Bond Fund. There is no assurance that such waiver and reimbursement will continue in the future.

Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received fees of $18,112 for transfer agent services provided to the Equity Fund and $18,057 for transfer agent services provided to the Small Cap Equity Fund. For the period October 13, 1999 (commencement of operations) through August 31, 2000, Unified received fees of $17,362 for transfer agent services provided to the Bond Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.0275% of each Fund's assets up to $100 million (subject to various monthly minimum fees, the maximum being $2,100 per month for assets of $20 million to $100 million). For the period October 1, 1999 (commencement of operations) through August 31, 2000, Unified received fees of $11,700 for fund accounting services provided to the Equity Fund and $16,500 for fund accounting services provided to the Small Cap Equity Fund. For the period October 13, 1999 (commencement of operations) through August 31, 2000, Unified received fees of $19,944 for fund accounting services provided to the Bond Fund.

Each Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor from October 1, 1999 (commencement of operations) through August 31, 2000 for the Equity Fund and Small Cap Equity Fund. There were no payments made to the Distributor from October 13, 1999 (commencement of operations) through August 31, 2000 for the Bond Fund. Certain members of management of the Administrator and the Distributor are also members of management of the Trust.

                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS

EQUITY FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $4,161,078.

Transactions in shares were as follows:

                                         FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT
                                            OF OPERATIONS) THROUGH AUGUST 31, 2000

                                             SHARES                  DOLLARS

Shares sold                                  945,293               $10,585,135
Shares issued in reinvestment                    454                     5,270
Shares redeemed                             (520,847)               (6,429,327)
                                            --------               ------------
                                             424,900                $4,161,078
                                            ========                ===========

SMALL CAP EQUITY FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $13,112,367.

Transactions in shares were as follows:

                                        FOR THE PERIOD OCTOBER 1, 1999 (COMMENCEMENT
                                           OF OPERATIONS) THROUGH AUGUST 31, 2000

                                            SHARES                    DOLLARS

Shares sold                               1,181,347                 $14,051,151
Shares issued in reinvestment                 9,951                     131,551
Shares redeemed                             (71,393)                 (1,070,335)
                                          ----------               -------------
                                          1,119,905                 $13,112,367
                                          ==========               =============




                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 4.  SHARE TRANSACTIONS - CONTINUED

BOND FUND. As of August 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at August 31, 2000 was $18,906,334.

Transactions in shares were as follows:


                                         FOR THE PERIOD OCTOBER 13, 1999 (COMMENCEMENT
                                             OF OPERATIONS) THROUGH AUGUST 31, 2000

                                             SHARES                  DOLLARS

Shares sold                                 4,488,302              $44,860,542
Shares issued in reinvestment                 103,469                1,026,837
Shares redeemed                            (2,702,466)             (26,981,045)
                                           -----------            -------------
                                            1,889,305              $18,906,334
                                           ===========            =============

NOTE 5.  INVESTMENTS

EQUITY FUND. For the period October 1, 1999 (commencement of operations) through August 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $9,645,839 and $5,745,860, respectively. As of August 31, 2000, the gross unrealized appreciation for all securities totaled $1,062,325 and the gross unrealized depreciation for all securities totaled $275,872 for a net unrealized appreciation of $786,453. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $5,079,687.

SMALL CAP EQUITY FUND. For the period October 1, 1999 (commencement of operations) through August 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $38,774,392 and $27,366,244, respectively. As of August 31, 2000, the gross unrealized appreciation for all securities totaled $3,292,691 and the gross unrealized depreciation for all securities totaled $2,985,706 for a net unrealized appreciation of $306,985. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $18,318,050.

BOND FUND. For the period October 13, 1999 (commencement of operations) through August 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $ 34,867,403 and $19,672,216, respectively. As of August 31, 2000, the gross unrealized appreciation for all securities totaled $110,708 and the gross unrealized depreciation for all securities totaled $51,093 for a net unrealized appreciation of $59,615. The aggregate cost of securities for federal income tax purposes at August 31, 2000 was $18,529,117.

                                STONERIDGE FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2000 - CONTINUED

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2000, Sheet Metals Workers Annuity Fund beneficially owned in aggregate more than 73% of the Equity Fund. As of August 31, 2000, Saxon & Co. beneficially owned in aggregate more than 42% of the Small Cap Equity Fund. As of August 31, 2000, Sheet Metal Workers Annuity Fund beneficially owned in aggregate more than 99% of the Bond Fund.

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
StoneRidge Funds (series of AmeriPrime Advisors Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the StoneRidge Funds (comprising, respectively, the StoneRidge Equity Fund, StoneRidge Small Cap Equity Fund, and StoneRidge Bond Fund), as of August 31, 2000, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the StoneRidge Funds as of August 31, 2000, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
September 24, 2000